                       SEMIANNUAL REPORT
                       FEBRUARY 28, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA SERIES

                       FUND TYPE
                       Municipal bond

                       OBJECTIVE
                       Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

                       This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                       The views expressed in this report and
                       information about the Series' portfolio
                       holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                  (LOGO)

Prudential California Municipal Fund  California Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential California Municipal
Fund/California Series (the Series) seeks to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital.
However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to AMT. There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition
Expressed as a percentage of
total investments as of 2/28/02
44.0% Revenue Bonds
52.9  General Obligation Bonds
 2.2  Prerefunded
 0.9  Miscellaneous

Credit Quality
Expressed as a percentage of
total investments as of 2/28/02
 4.1% AAA
53.6  AAA Insured
 9.6  AA
12.2  A
15.8  BBB
 4.7  Not Rated* (Prudential ratings used):
      1.0  AAA
      1.4  BBB
      2.3  B
*Not rated bonds are believed to be of
comparable quality to rated investments.

Ten Largest Issuers
Expressed as a percentage of
net assets as of 2/28/02
10.4% Santa Margarita/Dana Point
      Authority
 7.7  Orange County Local
      Transportation Authority
 4.9  Long Beach Harbor Revenue

 4.3  Metro Water District of
      Southern California
 4.1  Southern California Public

 4.0  Chula Vista

 3.7  San Bernardino County

 3.4  South Orange County Public
      Finance Authority
 2.9  California Infrastructure &
      Economic Development
 2.4  Long Beach Redevelopment Agency

Holdings are subject to change.

           www.PruFN.com (800) 225-1852

Semiannual Report  February 28, 2002

Cumulative Total Returns1             As of 2/28/02

                                  Six Months   One Year   Five Years    Ten Years      Since Inception2
Class A                             1.14%        5.58%      34.54%   89.18% (88.87)    123.73% (123.36)
Class B                             1.02         5.32       32.52    82.84  (82.53)    245.63  (236.79)
Class C                             0.90         5.07       30.89         N/A           53.52   (53.26)
Class Z                             1.26         5.83       35.83         N/A           41.48   (41.37)
Lipper CA Muni Debt Funds Avg.3     0.80         5.49       31.05        86.75               ***
Lehman Brothers Muni Bond Index4    1.99         6.84       36.15        95.13               ****

Average Annual Total Returns1                  As of 3/31/02
                   One Year    Five Years    Ten Years    Since Inception2
Class A             -0.82%        5.14%    5.94% (5.92)     6.33% (6.31)
Class B             -2.76         5.32     5.90  (5.89)     7.17  (7.00)
Class C             -0.14         5.02         N/A          5.24  (5.22)
Class Z              2.42         5.99         N/A          5.95  (5.93)

Distributions and Yields                 As of 2/28/02

                  Total Dividends and Distributions     30-Day    Taxable Equivalent Yield5 at Tax Rates of
                        Paid for Six Months           SEC Yield             36%                38.6%
Class A                        $0.37                    3.60%              6.20%               6.46%
Class B                        $0.36                    3.46               5.96                6.21
Class C                        $0.34                    3.18               5.48                5.71
Class Z                        $0.39                    3.95               6.80                7.09

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and Lipper
Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-
1) fees. Without waiver of fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2 Inception dates: Class A, 1/22/90; Class B,
9/19/84; Class C, 8/1/94; and Class Z, 9/18/96.

3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper California Municipal Debt Funds category. Single-State Municipal Debt Funds limit their assets to those securities that are exempt from taxation in a specified state
(double tax-exempt) or city (triple tax-exempt).

4 The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

5 Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index.
The returns for the Lipper Average and the Lehman Brothers Municipal Bond Index would be lower if they included the effect of sales charges or taxes.

***Lipper Since Inception returns are 123.47% for Class A, 289.59% for Class B, 56.91% for
Class C, and 35.30% for Class Z, based on all funds in each share class.

****Lehman Brothers Municipal Bond Index Since
Inception returns are 136.50% for Class A,
337.12% for Class B, 343% for Class C, and
29.49% for Class Z, based on all funds in each
share class.
                                1

(LOGO)                      April 17, 2002

DEAR SHAREHOLDER,
Our fiscal half-year ended February 28, 2002, was a noteworthy time in the municipal bond market. The U.S. economy slid into a recession for the first time in a decade even as the Federal Reserve (the Fed) continued to cut short-term interest rates in order to stimulate economic growth. In turn, state and local governments took advantage of the lower rate environment by issuing a huge volume of bonds that at times hurt prices of outstanding bonds.
Despite these obstacles, municipal bonds managed to return 1.99% over the period, outpacing the -1.67% return of the stock market as measured by the Lehman Brothers Municipal
Bond and S&P 500 Composite index averages, respectively.

These numbers reflect a historic precedent concerning the behaviors of the equity and bond markets. Over time, these markets have moved counter to one another--that is, when one moves up, the other moves down, and vice versa. This underscores the importance of diversifying your investments among the different asset classes of fixed-income, equities, and cash.
Your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

The Series' investment adviser discusses developments in the municipal market and explains the Series' investments on the following pages.

Sincerely,

David R. Odenath, Jr., President
Prudential California Municipal Fund

Prudential California Municipal Fund  California Series

Semiannual Report  February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
California Series' Class A shares returned
1.14% (without considering sales charges) for our six-month reporting period ended February
28, 2002, which exceeded the 0.80% return of its benchmark Lipper California Municipal
Debt Fund Average. For investors subject to the Class A shares' one-time initial sales charge, the Class A shares returned -1.90 % for the same period.

A CHALLENGING SIX MONTHS FOR MUNICIPAL BONDS
The returns of the Series and its benchmark
Lipper Average largely reflect the challenging conditions in the municipal bond market. Tax-exempt bonds faced two hurdles early in our reporting period. First, investors worried that declining short-term interest rates and lower taxes would eventually reinvigorate the U.S.
economy and lead to higher interest rates. This belief caused them to demand higher yields on municipal bonds in the final two months of 2001, which drove bond prices lower. Second, state and local governments hurriedly issued bonds in the final two months of 2001 because they also feared that short-term rates would rise in 2002. This burgeoning supply of debt securities often outpaced investor demand, thereby weighing on municipal bond prices.

OUR COUPON "BARBELL STRATEGY"
Faced with this challenging market environment, we employed a barbell strategy in which the Series' assets were concentrated primarily in two types of municipal bond coupons. One side of our barbell consisted of intermediate-term bonds whose high coupon rates provided the Series with considerable interest income. Prices of these bonds tend to hold up relatively well when the municipal bond market sells off because investors want the solid income that they provide. The other side of the barbell consisted of zero coupon bonds. Zero coupon bonds are so named because they pay no interest and are sold at discounted prices to make up for their lack of periodic interest payments.
Zero coupon bonds are the most interest-rate sensitive of all bonds, and perform better than other types of debt securities when interest rates decline and bond prices move higher. Thus, we held zero coupon bonds for their potential price appreciation.

Prudential California Municipal Fund  California Series

Semiannual Report  February 28, 2002

As it turned out, both sides of our coupon barbell suffered in November and December 2001, though not to the same extent. Municipalities issued a barrage of bonds with high-coupon rates in late 2001 knowing that there was strong investor demand for them. However, the heavy supply temporarily hurt the prices of these bonds. Meanwhile, zero coupon bonds were hit hard by fears that an imminent economic recovery would drive interest rates higher. The
Series' heavy exposure to zero coupon bonds, such as those of San Diego Unified School
District due in 2019, hurt its performance on an absolute basis and in relation to its benchmark Lipper Average during our reporting period.

REBALANCING OUR COUPON BARBELL
In response to the bearish market conditions in late 2001, we sold some of the Series' zero coupon bonds in early 2002. We used the proceeds to purchase more bonds with high coupon rates. Prices of high coupon bonds began to improve in early 2002 as the "January effect" took hold. The January effect refers to an annual occurrence that drives municipal bond prices higher (and their yields lower) as investors reinvest cash from coupon payments, bond calls, and maturing bonds. During this time, municipal bond issuance slowed to a trickle as most state and local governments had not initiated borrowing for the new calendar year. Increased exposure to high coupon bonds helped the Series' Class A shares outperform their Lipper Average for our reporting period, without taking into account their one-time initial sales charge.

HOSPITAL BONDS WERE HEALTHY
As for sector selection, the Series' relative performance also benefited from its exposure to hospital bonds (primarily A-rated) that grew to approximately 9.0% of its total investments by the end of our reporting period. The hospital sector posted one of the highest returns in the tax-exempt market for the six months ended
February 28, 2002, according to the Lehman
Brothers Municipal Bond Index. The solid relative performance reflected improving business fundamentals and investor demand for higher-yielding assets. The "spread" or difference between yields on hospital bonds rated single-A and municipal bonds rated AAA compressed, indicating greater demand for A-rated hospital bonds.

           www.PruFN.com  (800) 225-1852

BUT CALIFORNIA GENERAL OBLIGATION BONDS WEAKENED
Throughout our reporting period, we remained more deliberative than usual concerning the credit quality of the California securities that we purchased. California's financial health weakened amid the state's energy crisis that required the California Department of Water Resources to spend billions of dollars purchasing electricity for the state's investor-owned utilities. California's long-term general obligation (GO) bond rating had already been downgraded earlier in 2001 to A-plus from AA by Standard & Poor's, and to Aa3 from Aa2 by Moody's Investors Service. Moody's lowered California's GO bond rating again during our fiscal half-year to A1 from Aa3, noting that, among other factors, the economic slump hurt the state's revenue projections.

LOOKING AHEAD
We expect more California securities to be issued in 2002 than were issued in 2001.
Plagued by revenue shortfalls, the Golden State and some of its municipalities will be inclined to borrow money, especially while interest rates are still at relatively low levels. Most notably, the state's Department of Water
Resources hopes to sell approximately $11 billion of bonds. The majority of the bond proceeds will be used to repay the state's general fund for electricity purchased during the power shortage. The increased bond issuance may provide an opportunity to purchase debt securities issued in California at very attractive levels.

Given our belief that the economy will continue to rebound during 2002, we will look to increase exposure to the single-family housing bond sector. These securities afford higher relative current yields and should benefit as the economy recovers and the risk of significant mortgage prepayments subsides.

Prudential California Municipal Fund Management Team

                             SEMIANNUAL REPORT
                             FEBRUARY 28, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA SERIES
--------------------------------------------------------

                             FINANCIAL STATEMENTS

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.8%
Abag Fin. Auth. Rev., Schools of
 Sacred Heart, Ser. A                Baa3      6.45%         6/01/30   $    1,500       $  1,576,875
Baldwin Park Pub. Fin. Auth. Rev.,
 Tax Alloc.                          BBB(c)    7.05          9/01/14        1,020          1,163,993
Buena Park Cmnty. Redev. Agcy.,
 Central Bus. Dist. Proj.            BBB+(c)   7.10          9/01/14        2,500          2,579,275
California Health Facs. Fin. Auth.
 Rev., Kaiser Permanente, Ser. B     A3        5.25         10/01/13        1,620          1,688,413
California Infrastructure &
 Economic Dev. Bank Rev., Kaiser
 Hosp. Asst. I-LLC, Ser. A           A(c)      5.55          8/01/31        3,735          3,794,237
California St. G.O.                  A1        5.75          5/01/30        1,000          1,060,620
California St. Cmntys. Dev. Auth.,
 C.O.P.                              Aaa       5.30         12/01/15        2,800          2,958,704
California St. Dept. Vet. Affairs
 Home Pur. Rev., Ser. C, A.M.T.      Aa2       5.50         12/01/19        2,000          2,042,040
California St. Hsg. Fin. Agcy.
 Rev., Sngl. Fam. Mtge., Ser. A      Aa2       Zero          2/01/15        8,420          2,698,694
California St. Public Wks. Brd.
 Lease Rev., Dept. of Corrections,
 Ser. A, A.M.B.A.C.                  Aaa       5.50          1/01/15        2,000          2,121,080
Central California Joint Pwrs.
 Health Fin. Auth., C.O.P.           Baa1      6.00          2/01/30        1,000          1,019,410
Chula Vista Redev. Agcy., Bayfront
 Tax Alloc.                          BBB+(c)   7.625         9/01/24        4,500          5,131,215
Commerce California Cmnty. Dev.
 Comm., Rfdg. Merged Redev. Proj.,
 Ser. A                              NR        5.65          8/01/18        1,175          1,179,312
East Bay Mun. Util. Wtr. Sys.
 Rev., Rfdg. Sub., F.G.I.C.          Aaa       5.00          6/01/15        1,000          1,035,770
Foothill/Eastern Trans. Corridor
 Agcy.,
 Toll Rd. Rev.                       AAA       Zero          1/01/16        5,000          2,589,700
 Toll Rd. Rev.                       AAA       Zero          1/01/18        2,950          1,344,964
Grass Valley Redev. Agcy., Redev.
 Proj.                               BBB(c)    6.40         12/01/34        2,000          2,101,300

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Kings Cnty. Wst. Mgmt. Auth.,
 Solid Wst. Rev., A.M.T.             BBB(c)    7.20%        10/01/14   $    1,150       $  1,228,856
Long Beach Harbor Rev., Ser. A,
 A.M.T., F.G.I.C.                    Aaa       6.00          5/15/16        5,500          6,358,935
Long Beach Redev. Agcy. Dist. No.
 3, Spec. Tax Rev. (cost
 $2,950,530; purchased 10/18/93)     NR        6.375         9/01/23        3,000(b)       3,131,400
Los Angeles Cnty., C.O.P.,
 Correctional Facs. Proj.,
 M.B.I.A.                            Aaa       Zero          9/01/10        3,770          2,698,264
Los Angeles Conv. & Exhib. Ctr.
 Auth., C.O.P.                       Aaa       9.00         12/01/10        1,250(e)       1,545,375
Met. Wtr. Dist. of Southern
 California,
 Rev. Linked S.A.V.R.S. & R.I.B.S.   Aa2       5.75          8/10/18        1,000          1,098,780
 Waterworks Rev. Rfdg., Ser. A       Aa2       5.75          7/01/21        4,000          4,529,480
Mojave Desert Solid Wst. Victor
 Vally Materials, Recov. Fac.,
 A.M.T.                              Baa1      7.875         6/01/20        1,175          1,264,946
Orange Cnty. Loc. Trans. Auth.,
 Linked S.A.V.R.S. & R.I.B.S.,
 A.M.B.A.C.                          Aaa       6.20          2/14/11        8,000          9,216,160
 Spec. Tax Rev., R.I.B.S.            Aa2       9.454         2/14/11          750            975,937
Puerto Rico Comnwlth., Ser. 642A,
 G.O., M.B.I.A.                      NR        10.138        7/01/10        1,000          1,276,460
Puerto Rico Ind. Tourist Edl.,
 Cogen. Fac. AES Proj., A.M.T.       Baa2      6.625         6/01/26        2,000          2,079,940
Rancho Cucamonga California
 Redev., Agcy, Tax Alloc.            Aaa       5.375         9/01/25        2,000          2,076,140
Redding Elec. Sys. Rev., C.O.P.,
 Linked S.A.V.R.S. & R.I.B.S.        Aaa       11.235        7/01/22        1,750          2,248,750
 R.I.B.S., M.B.I.A.                  Aaa       6.368(d)      7/01/22           50             57,152
San Bernardino Cnty., Med. Ctr.
 Fin. Proj., C.O.P., M.B.I.A.        Aaa       5.50          8/01/22        4,400          4,846,556
San Diego Redev., Agcy. Tax Alloc.
 North Bay Redev.                    Baa1      5.875         9/01/29        1,000          1,022,140

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
San Diego Unified Sch. Dist.
 Election of 1998, Ser. B            Aaa       6.00%         7/01/19   $    1,000       $  1,160,730
San Francisco City & Cnty.,
 Arpts. Commission Int'l. Airport
 Rev., A.M.T., F.G.I.C.              Aaa       6.25          5/01/20        1,000          1,075,720
 Redev. Agcy., Lease Rev., Cap.
 Apprec.                             A1        Zero          7/01/09        2,000          1,485,720
San Joaquin Hills Trans. Corridor
 Agcy., Toll Rd. Rev.                Aaa       Zero          1/15/32        5,000            957,150
Santa Margarita/Dana Point Auth.,
 Impvt. Dists. 3, Ser. B, M.B.I.A.   Aaa       7.25          8/01/08        2,500          3,059,325
 Impvt. Dists. 3, Ser. A, M.B.I.A    Aaa       7.25          8/01/09        1,000          1,237,400
 Impvt. Dists. 3, Ser. B, M.B.I.A.   Aaa       7.25          8/01/09        1,400          1,732,360
 Impvt. Dists. 3, Ser. B, M.B.I.A.   Aaa       7.25          8/01/14        1,000          1,286,110
 Ser. B, M.B.I.A., Rev.              Aaa       7.25(d)       8/01/12        3,000          3,818,490
 Ser. A, M.B.I.A., Rev.              Aaa       7.25(d)       8/01/13        1,990          2,542,484
So. Orange Cnty. Pub. Fin. Auth.,
 Spec. Tax Rev., M.B.I.A.            Aaa       7.00          9/01/11        3,500          4,386,760
So. Tahoe Joint Pwrs. Fin. Auth.
 Rev., Rfdg. So. Tahoe Redev.
 Proj., Ser. A                       BBB-(c)   6.00         10/01/28        2,000          2,025,400
Southern California Pub. Pwr.
 Auth.,
 Proj. Rev.                          A2        6.75          7/01/10        2,265          2,711,839
 Proj. Rev.                          A2        6.75          7/01/11        1,195          1,443,799
 Proj. Rev.                          A2        6.75          7/01/13        1,000          1,217,010
 Proj. Rev., A.M.B.A.C.              Aaa       Zero          7/01/16        7,925          4,008,228
 Proj. Rev., Ser. A, F.G.I.C.        Aaa       Zero          7/01/12        7,080          4,639,099
Stockton Cmnty. Facs. Dist. No.
 90-2, Brookside Estates             NR        6.20          8/01/15          700            729,267
Sulphur Springs Union Sch. Dist.,
 Ser. A, M.B.I.A.                    Aaa       Zero          9/01/09        2,000          1,489,920
Tobacco Settlement Fin. Corp.
 Virgin Islands, Tob. Settlement
 Asset-Bkd.                          A3        5.00          5/15/31        1,000            967,130
Torrance, California Hosp. Rev.,
 Torrance Memorial Med. Center A     A1        6.00          6/01/22        2,000          2,114,360

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Vacaville Cmnty. Redev. Agcy.,
 Cmnty. Hsg. Fin. Multi-fam.         A-(c)     7.375%       11/01/14   $    1,110       $  1,287,245
Victor Valley Union High Sch.
 Dist., G.O., M.B.I.A.               Aaa       Zero          9/01/09        2,075          1,564,114
Walnut Valley Unified Sch. Dist.,
 M.B.I.A.                            Aaa       6.00          8/01/15        1,870          2,181,187
                                                                                        ------------
Total long-term investments
 (cost $117,525,281)                                                                     130,861,720
                                                                                        ------------
SHORT-TERM INVESTMENTS  2.2%
California Poll. Ctrl. Fin. Auth.
 Res. Recov. Rev., OMS Equity
 Stanislaus Proj.                    A-1+(c)   1.45          3/01/02        1,500          1,500,000
Mun. Secs. Tr. Cert., Class A,
 F.G.I.C.                            A-1(c)    1.30          3/01/02          200            200,000
Roaring Fork Mun. Prods. LLC,
 Class A                             NR        1.14          3/07/02        1,300          1,300,000
                                                                                        ------------
Total short-term investments
 (cost $3,000,000)                                                                         3,000,000
                                                                                        ------------
Total Investments  99.0%
 (cost $120,525,281; Note 5)                                                             133,861,720
Other assets in excess of
 liabilities  1.0%                                                                         1,291,589
                                                                                        ------------
Net Assets  100%                                                                        $135,153,309
                                                                                        ------------
                                                                                        ------------

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    C.O.P.--Certificates of Participation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) Indicates a restricted security. The aggregate cost of restricted securities is $2,950,530 and the aggregate value is $3,131,400 which represents approximately 2.3% of net assets.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at year end.
(e) Partial principal amount pledged as collateral for financial future contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities (Unaudited)

                                                       February 28, 2002
------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $120,525,281)                $ 133,861,720
Interest receivable                                        1,720,316
Receivable for Series shares sold                          114,671
Other assets                                               2,646
                                                       -----------------
      Total assets                                         135,699,353
                                                       -----------------
LIABILITIES
Payable to custodian                                           198,100
Payable for Series shares reacquired                           118,717
Accrued expenses                                                79,450
Dividends payable                                               51,675
Management fee payable                                          51,481
Distribution fee payable                                        30,873
Deferred trustee's fees                                         14,077
Due to broker-variation margin                                   1,671
                                                       -----------------
      Total liabilities                                        546,044
                                                       -----------------
NET ASSETS                                               $ 135,153,309
                                                       -----------------
                                                       -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                 $     111,480
   Paid-in capital in excess of par                        121,488,004
                                                       -----------------
                                                           121,599,484
   Overdistribution of net investment income                    (5,470)
   Accumulated net realized gain on investments                223,389
   Net unrealized appreciation on investments               13,335,906
                                                       -----------------
Net assets, February 28, 2002                            $ 135,153,309
                                                       -----------------
                                                       -----------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities (Unaudited) Con't.

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($103,665,559 / 8,550,400 shares of beneficial interest
      issued and outstanding)                                             $12.12
   Maximum sales charge (3% of offering price)                               .37
                                                                 -----------------
   Maximum offering price to public                                       $12.49
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($26,536,813 / 2,189,335 shares of beneficial
      interest issued and outstanding)                                    $12.12
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($1,812,417 / 149,528 shares of beneficial interest
      issued and outstanding)                                             $12.12
   Sales charge (1% of offering price)                                       .12
                                                                 -----------------
   Offering price to public                                               $12.24
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($3,138,520 / 258,781 shares of beneficial
      interest issued and outstanding)                                    $12.13
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 3,532,181
                                                                 -----------------
Expenses
   Management fee                                                       331,859
   Distribution fee--Class A                                            127,839
   Distribution fee--Class B                                             66,103
   Distribution fee--Class C                                              6,400
   Reports to shareholders                                               63,000
   Custodian's fees and expenses                                         41,000
   Transfer agent's fees and expenses                                    22,000
   Registration fees                                                     19,000
   Legal fees and expenses                                               10,000
   Audit fee                                                              7,000
   Trustees' fees and expenses                                            5,000
   Miscellaneous                                                          4,053
                                                                 -----------------
      Total expenses                                                    703,254
                                                                 -----------------
Net investment income                                                 2,828,927
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
   Investment transactions                                              451,372
   Financial futures transactions                                       132,814
   Interest rate swaps                                                   42,276
                                                                 -----------------
                                                                        626,462
                                                                 -----------------
Net change in unrealized appreciation on:
   Investment transactions                                           (1,916,236)
   Financial futures transactions                                        (7,721)
   Interest rate swaps                                                  (11,820)
                                                                 -----------------
                                                                     (1,935,777)
                                                                 -----------------
Net loss on investments                                              (1,309,315)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,519,612
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                       Ended               Ended
                                                 February 28, 2002    August 31, 2001
-------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                           $   2,828,927       $   6,019,976
   Net realized gain on investment
      transactions                                       626,462           2,640,115
   Net change in unrealized appreciation
      (depreciation) of investments                   (1,935,777)          3,717,865
                                                 -----------------    ---------------
   Net increase in net assets resulting from
      operations                                       1,519,612          12,377,956
                                                 -----------------    ---------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (2,209,212)         (4,625,742)
      Class B                                           (539,028)         (1,259,841)
      Class C                                            (32,830)            (50,782)
      Class Z                                            (53,327)            (83,611)
                                                 -----------------    ---------------
                                                      (2,834,397)         (6,019,976)
                                                 -----------------    ---------------
   Distributions from realized gains
      Class A                                           (937,192)                 --
      Class B                                           (235,883)                 --
      Class C                                            (16,710)                 --
      Class Z                                            (20,198)                 --
                                                 -----------------    ---------------
                                                      (1,209,983)                 --
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                       9,047,058          14,920,057
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    2,435,648           3,359,417
   Cost of shares reacquired                          (8,544,279)        (19,787,375)
                                                 -----------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                        2,938,427          (1,507,901)
                                                 -----------------    ---------------
Total increase                                           413,659           4,850,079
NET ASSETS
Beginning of period                                  134,739,650         129,889,571
                                                 -----------------    ---------------
End of period                                      $ 135,153,309       $ 134,739,650
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Series (the 'Series') commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Board of Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Series at February 28, 2002 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the
    16

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio of securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Series is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
                                                                          17

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Series expects to pay dividends of net
investment income monthly and distributions of net realized capital and currency gains, if any, annually.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares for the six months ended February 28, 2002.

      PIMS has advised the Series that it has received approximately $34,700 and $4,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 2002. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
    18

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Series that for the six months ended February 28, 2002, it received approximately $21,800 and $2,100 in contingent deferred sales charges imposed upon redemptions by Class B and Class C shareholders, respectively.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. Effective September 14, 2001, the maximum commitment under the SCA was increased from $500 million to $930 million through December 31, 2001. Effective January 1, 2002, the commitment was reduced to $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is May 3, 2002. Prior to March 7, 2001, the maximum commitment was 1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The Series did not borrow any amounts pursuant to the SCA during the six month period ended February 28, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $18,200 for the services of PMFS. As of February 28, 2002, approximately $3,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      Effective November 1, 2001, the Series pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid PSI during the period was approximately $1,400 and is included in transfer agent's fees and expenses in the Statement of Operations.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, other than short-term investments for the six months ended February 28, 2002 were $20,477,341 and $20,438,221, respectively.
                                                                          19

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      During the period ending February 28, 2002, the Series entered into financial futures contracts. Details of open contracts at February 28, 2002 are as follows:

                                                        Value at         Value at
Number of                              Expiration     February 28,        Trade           Unrealized
Contracts             Type                Date            2001             Date          Depreciation
---------     ---------------------    -----------    ------------     ------------     ---------------
               Long: U.S. Treasury
    10            Bonds Futures        Mar. 2002       $ 1,029,595      $1,029,062           $(533)
                                                                                            ------
                                                                                            ------

Note 5. Tax Information
      The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of February 28, 2002 were as follows:

                                                        Total Net
                                                       Unrealized
  Tax Basis       Appreciation      Depreciation      Appreciation
--------------   ---------------   ---------------   ---------------
 $120,525,281      $13,412,843        $(76,404)        $13,336,439

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Series has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
    20

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                      345,329    $  4,165,039
Shares issued in reinvestment of dividends and distributions     158,883       1,910,418
Shares reacquired                                               (451,495)     (5,485,792)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      52,717         589,665
Shares issued upon conversion from Class B                       134,850       1,635,147
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    187,567    $  2,224,812
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      485,433    $  5,826,618
Shares issued in reinvestment of dividends and distributions     217,035       2,598,310
Shares reacquired                                             (1,154,498)    (13,837,772)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (452,030)     (5,412,844)
Shares issued upon conversion from Class B                       769,463       9,164,028
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    317,433    $  3,751,184
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                      233,037    $  2,837,969
Shares issued in reinvestment of dividends and distributions      36,058         433,469
Shares reacquired                                               (174,876)     (2,123,069)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      94,219       1,148,369
Shares reacquired upon conversion into Class A                  (134,895)     (1,635,147)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (40,676)   $   (486,778)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      563,126    $  6,724,220
Shares issued in reinvestment of dividends and distributions      55,493         663,537
Shares reacquired                                               (370,612)     (4,437,364)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     248,007       2,950,393
Shares reacquired upon conversion into Class A                  (769,571)     (9,164,028)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (521,564)   $ (6,213,635)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                       45,689    $    558,132
Shares issued in reinvestment of dividends and distributions       3,517          42,239
Shares reacquired                                                (22,621)       (271,019)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     26,585    $    329,352
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          21

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2001:
Shares sold                                                       52,201    $    620,095
Shares issued in reinvestment of dividends and distributions       3,823          45,785
Shares reacquired                                                (27,502)       (325,719)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     28,522    $    340,161
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                      123,065    $  1,485,918
Shares issued in reinvestment of dividends and distributions       4,116          49,522
Shares reacquired                                                (54,181)       (664,399)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     73,000    $    871,041
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      145,110    $  1,749,124
Shares issued in reinvestment of dividends and distributions       4,327          51,785
Shares reacquired                                                (99,268)     (1,186,520)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     50,169    $    614,389
                                                              ----------    ------------
                                                              ----------    ------------

                                                        SEMI ANNUAL REPORT
                                                        FEBRUARY 28, 2002
            PRUDENTIAL
            CALIFORNIA MUNICIPAL FUND
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited)

                                                               Class A
                                                --------------------------------------
                                                Six Months Ended         Year Ended
                                                February 28, 2002      August 31, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $   12.36             $   11.78
                                                -----------------      ---------------
Income from investment operations
Net investment income                                     .26                   .56
Net realized and unrealized gain (loss) on
   investment transactions                               (.13)                  .58
                                                -----------------      ---------------
   Total from investment operations                       .13                  1.14
                                                -----------------      ---------------
Less distributions
Dividends from net investment income                     (.26)                 (.56)
Distributions in excess of net investment
   income                                                  --                    --
Distributions from net realized gains                    (.11)                   --
                                                -----------------      ---------------
   Total distributions                                   (.37)                 (.56)
                                                -----------------      ---------------
Net asset value, end of period                      $   12.12             $   12.36
                                                -----------------      ---------------
                                                -----------------      ---------------
TOTAL INVESTMENT RETURN(b):                              1.14%                 9.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 103,666             $ 103,368
Average net assets (000)                            $ 103,119             $  99,324
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                  1.01%(c)               .98%
   Expenses, excluding distribution and
   service (12b-1) fees                                   .76%(c)               .73%
   Net investment income                                 4.31%(c)              4.66%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                 16%                   48%

------------------------------
(a) Less than $.005 per share.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    24                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  11.45             $  12.22             $  11.80             $  11.44
    --------             --------             --------             --------
         .58                  .59                  .62                  .65(d)
         .33                 (.77)                 .43                  .36
    --------             --------             --------             --------
         .91                 (.18)                1.05                 1.01
    --------             --------             --------             --------
        (.58)                (.59)                (.62)                (.65)
          --(a)                --                 (.01)                  --(a)
          --                   --                   --                   --
    --------             --------             --------             --------
        (.58)                (.59)                (.63)                (.65)
    --------             --------             --------             --------
    $  11.78             $  11.45             $  12.22             $  11.80
    --------             --------             --------             --------
    --------             --------             --------             --------
        8.35%               (1.56)%               9.13%                9.01%
    $ 94,776             $ 92,868             $ 91,356             $ 81,535
    $ 93,560             $ 94,868             $ 85,624             $ 78,347
         .93%                 .89%                 .78%                 .76%(d)
         .68%                 .69%                 .68%                 .66%(d)
        5.13%                4.94%                5.18%                5.53%(d)
          25%                  13%                  11%                  14%

    See Notes to Financial Statements                                     25

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                               Class B
                                                --------------------------------------
                                                Six Months Ended         Year Ended
                                                February 28, 2002      August 31, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 12.36               $ 11.78
                                                    --------           ---------------
Income from investment operations
Net investment income                                    .25                   .53
Net realized and unrealized gain (loss) on
   investment transactions                              (.13)                  .58
                                                    --------           ---------------
   Total from investment operations                      .12                  1.11
                                                    --------           ---------------
Less distributions
Dividends from net investment income                    (.25)                 (.53)
Distributions in excess of net investment
   income                                                 --                    --
Distributions from net realized gains                   (.11)                   --
                                                    --------           ---------------
   Total distributions                                  (.36)                 (.53)
                                                    --------           ---------------
Net asset value, end of period                       $ 12.12               $ 12.36
                                                    --------           ---------------
                                                    --------           ---------------
TOTAL INVESTMENT RETURN(b):                             1.02%                 9.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $26,537               $27,554
Average net assets (000)                             $26,660               $28,540
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                 1.26%(c)              1.23%
   Expenses, excluding distribution and
   service (12b-1) fees                                  .76%(c)               .73%
   Net investment income                                4.07%(c)              4.41%

------------------------------
(a) Less than $.005 per share.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    26                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  11.44             $  12.22             $  11.80             $  11.43
    --------             --------             --------             --------
         .56                  .56                  .58                  .60(d)
         .34                 (.78)                 .43                  .37
    --------             --------             --------             --------
         .90                 (.22)                1.01                  .97
    --------             --------             --------             --------
        (.56)                (.56)                (.58)                (.60)
          --(a)                --                 (.01)                  --(a)
          --                   --                   --                   --
    --------             --------             --------             --------
        (.56)                (.56)                (.59)                (.60)
    --------             --------             --------             --------
    $  11.78             $  11.44             $  12.22             $  11.80
    --------             --------             --------             --------
    --------             --------             --------             --------
        8.18%               (1.94)%               8.70%                8.67%
    $ 32,403             $ 48,196             $ 62,043             $ 70,093
    $ 38,348             $ 56,041             $ 66,086             $ 75,935
        1.18%                1.19%                1.18%                1.16%(d)
         .68%                 .69%                 .68%                 .66%(d)
        4.89%                4.62%                4.78%                5.13%(d)

    See Notes to Financial Statements                                     27

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                               Class C
                                                --------------------------------------
                                                Six Months Ended         Year Ended
                                                February 28, 2002      August 31, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 12.36               $ 11.78
                                                     -------               -------
Income from investment operations
Net investment income                                    .23                   .50
Net realized and unrealized gain (loss) on
   investment transactions                              (.13)                  .58
                                                     -------               -------
   Total from investment operations                      .10                  1.08
                                                     -------               -------
Less distributions
Dividends from net investment income                    (.23)                 (.50)
Distributions in excess of net investment
   income                                                 --                    --
Distributions from net realized gains                   (.11)                   --
                                                     -------               -------
      Total distributions                               (.34)                 (.50)
                                                     -------               -------
Net asset value, end of period                       $ 12.12               $ 12.36
                                                     -------               -------
                                                     -------               -------
TOTAL INVESTMENT RETURN(b):                              .90%                 9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 1,812               $ 1,519
Average net assets (000)                             $ 1,721               $ 1,226
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                 1.51%(c)              1.48%
   Expenses, excluding distribution and
   service (12b-1) fees                                  .76%(c)               .73%
   Net investment income                                3.84%(c)              4.14%

------------------------------
(a) Less than $.005 per share.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                                Year Ended August 31,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
     $11.44               $12.22               $11.80               $11.43
    -------              -------              -------              -------
        .53                  .53                  .55                  .57(d)
        .34                 (.78)                 .43                  .37
    -------              -------              -------              -------
        .87                 (.25)                 .98                  .94
    -------              -------              -------              -------
       (.53)                (.53)                (.55)                (.57)
         --(a)                --                 (.01)                  --(a)
         --                   --                   --                   --
    -------              -------              -------              -------
       (.53)                (.53)                (.56)                (.57)
    -------              -------              -------              -------
     $11.78               $11.44               $12.22               $11.80
    -------              -------              -------              -------
    -------              -------              -------              -------
       7.91%               (2.18)%               8.43%                8.40%
     $1,112               $1,447               $1,257               $  334
     $1,290               $1,373               $  689               $  480
       1.43%                1.44%                1.43%                1.41%(d)
        .68%                 .69%                 .68%                 .66%(d)
       4.64%                4.40%                4.53%                4.88%(d)

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                               Class Z
                                                --------------------------------------
                                                Six Months Ended         Year Ended
                                                February 28, 2002      August 31, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 12.37               $ 11.79
                                                     -------               -------
Income from investment operations
Net investment income                                    .28                   .59
Net realized and unrealized gain (loss) on
   investment transactions                              (.13)                  .58
                                                     -------               -------
   Total from investment operations                      .15                  1.17
                                                     -------               -------
Less distributions
Dividends from net investment income                    (.28)                 (.59)
Distributions in excess of net investment
income                                                    --                    --
Distributions from net realized gains                   (.11)                   --
                                                     -------               -------
   Total distributions                                  (.39)                 (.59)
                                                     -------               -------
Net asset value, end of period                       $ 12.13               $ 12.37
                                                     -------               -------
                                                     -------               -------
TOTAL INVESTMENT RETURN(b):                             1.26%                10.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 3,139               $ 2,298
Average net assets (000)                             $ 2,344               $ 1,708
Ratios to average net assets:
   Expenses, including distribution and
   service (12b-1) fees                                  .76%(c)               .73%
   Expenses, excluding distribution and
   service (12b-1) fees                                  .76%(c)               .73%
   Net investment income                                4.58%(c)              4.90%

------------------------------
(a) Less than $.005 per share.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Net of management fee waiver.
    30                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                           Class Z
---------------------------------------------------------------------------------------------
                    Year Ended August 31,                         September 18, 1996(d)
--------------------------------------------------------------     through August 31,
      2000                   1999                   1998                  1997
---------------------------------------------------------------------------------------------
     $11.45                 $12.23                 $11.81                $ 11.50
    -------                -------                -------                -------
        .61                    .62                    .63                    .64(e)
        .34                   (.78)                   .43                    .31
    -------                -------                -------                -------
        .95                   (.16)                  1.06                    .95
    -------                -------                -------                -------
       (.61)                  (.62)                  (.63)                  (.64)
         --(a)                  --                   (.01)                    --(a)
         --                     --                     --                     --
    -------                -------                -------                -------
       (.61)                  (.62)                  (.64)                  (.64)
    -------                -------                -------                -------
     $11.79                 $11.45                 $12.23                $ 11.81
    -------                -------                -------                -------
    -------                -------                -------                -------
       8.71%                 (1.44)%                 9.24%                  8.35%
     $1,599                 $  928                 $1,037                $   710
     $1,231                 $1,427                 $  847                $   458
        .68%                   .69%                   .68%                   .66%(e)
        .68%                   .69%                   .68%                   .66%(e)
       5.37%                  5.15%                  5.28%                  5.35%(e)

    See Notes to Financial Statements                                     31

Prudential California Municipal Fund  California Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
---------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
        www.PruFN.com  (800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
-------------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Prudential California Municipal Fund  California Series

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood.
And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls-- sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

           www.PruFN.com  (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the
difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential California Municipal Fund  California Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

        www.PruFN.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq      CUSIP
  Class A       PRMCX     744313107
  Class B       PBCMX     744313206
  Class C       PCCSX     744313701
  Class Z       PZCSX     744313883

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)


Fund Symbols    Nasdaq     CUSIP
  Class A       PRMCX    744313107
  Class B       PBCMX    744313206
  Class C       PCCSX    744313701
  Class Z       PZCSX    744313883

MF116E2  IFS-A070371

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

                             SEMIANNUAL REPORT
                             FEBRUARY 28, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA INCOME SERIES

                             FUND TYPE
                             Municipal bond

                             OBJECTIVE
                             Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

                             This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                             The views expressed in this report and
                             information about the Series' portfolio
                             holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of The
Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                        (LOGO)

Prudential California Municipal Fund  California Income Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential
California Municipal Fund/California Income
Series (the Series) is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT.
There can be no assurance that the Series will achieve its investment objective.

Portfolio Composition
Expressed as a percentage of
total investments as of 2/28/02
54.1% General Obligation Bonds
30.8  Revenue Bonds
 9.6  Prerefunded
 1.9  Miscellaneous
 3.6  Cash Equivalents

Credit Quality
Expressed as a percentage of
total investments as of 2/28/02
 8.9% AAA
36.8  AAA Insured
 3.9  AA
 5.5  A
 8.7  BBB
 2.0  BB
 3.6  Cash Equivalents
 30.6  Not Rated* (Prudential ratings used):
        5.0  AAA
        0.2  A
        5.2  BBB
        6.2  BB
        13.2 B
        0.4  CCC and below
        0.4  Other
*Not rated bonds are believed to be of
comparable quality to rated investments.

Ten Largest Issuers
Expressed as a percentage of
net assets as of 2/28/02
4.8%  Orange County Local
      Transportation Authority
4.7   Foothill Eastern Transportation
      Corridor Agency*
3.6   Southern California Public
      Power Authority
3.4   California Pollution Control
      Financing Authority
2.9   Long Beach Harbor Revenue
2.8   San Bernardino County
2.6   San Joaquin Hills Transportation
      Corridor Agency
2.6   Victor Valley
2.2   Chula Vista Community
      Redevelopment Agency
2.1   Sacramento City Finance Authority

*Some issues are prerefunded, which means they are secured by escrowed cash and/or direct U.S.
guaranteed obligations. For details, see the Portfolio of Investments.
Holdings are subject to change.

          www.PruFN.com  (800) 225-1852

Semiannual Report  February 28, 2002

Cumulative Total Returns1                As of 2/28/02

                                     Six Months     One Year      Five Years       Ten Years       Since Inception2
Class A                                 0.68%         5.45%     34.10% (33.98)  101.14% (97.46)    125.31% (120.15)
Class B                                 0.56          5.19      32.09  (31.97)        N/A           58.03   (56.58)
Class C                                 0.42          4.93      30.45  (30.33)        N/A           55.45   (54.46)
Class Z                                 0.80          5.71      35.40  (35.27)        N/A           40.92   (40.79)
Lipper CA Muni Debt Funds Avg.3         0.80          5.49          31.05            86.75               ***
Lehman Brothers Muni Bond Index4        1.99          6.84          36.15            95.13               ****

Average Annual Total Returns1              As of 3/31/02
                    One Year     Five Years     Ten Years    Since Inception2
Class A               2.45%     5.80% (5.78)   6.94% (6.75)    7.22% (7.00)
Class B               2.20      5.49  (5.47)       N/A         5.37  (5.25)
Class C               1.94      5.22  (5.20)       N/A         5.61  (5.52)
Class Z               2.71      6.01  (5.99)       N/A         5.97  (5.95)

Distributions and Yields                       As of 2/28/02

               Total Distributions      30-Day      Taxable Equivalent Yield5 at Tax Rates of
               Paid for Six Months     SEC Yield        36%            38.6%
Class A              $0.26               3.71%         6.39%           6.66%
Class B              $0.25               3.58          6.17            6.43
Class C              $0.23               3.30          5.68            5.93
Class Z              $0.27               4.08          7.03            7.33

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and Lipper
Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2 Inception dates: Class A, 12/3/90; Class B,
12/7/93; Class C, 8/1/94; and Class Z, 9/18/96.

3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper California Municipal Debt Funds category. Single-State Municipal Debt Funds limit their assets to those securities that are exempt from taxation in a specified state
(double tax-exempt) or city (triple tax-exempt).

4 The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

5 Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index.

The returns for the Lipper Average and the Lehman Brothers Municipal Bond Index would be lower if they included the effect of sales charges or taxes.

***Lipper Since Inception returns are 108.49% for Class A, 55.03% for Class B, 56.91% for
Class C, and 35.30% for Class Z, based on all funds in each share class.

****Lehman Brothers Municipal Bond Index Since
Inception returns are 120.34% for Class A,
63.50% for Class B, 64.56% for Class C, and
41.17% for Class Z, based on all funds in each
share class.
                                 1

(LOGO)              April 17, 2002

DEAR SHAREHOLDER,
Our fiscal half-year ended February 28, 2002, was a noteworthy time in the municipal bond market. The U.S. economy slid into a recession for the first time in a decade even as the Federal Reserve (the Fed) continued to cut short-term interest rates in order to stimulate economic growth. In turn, state and local governments took advantage of the lower rate environment by issuing a huge volume of bonds that at times hurt prices of outstanding bonds.
Despite these obstacles, municipal bonds managed to return 1.99% over the period, outpacing the -1.67% return of the stock market as measured by the Lehman Brothers Municipal Bond and S&P 500 Composite index averages, respectively.

These numbers reflect a historic precedent concerning the behaviors of the equity and bond markets. Over time, these markets have moved counter to each other--that is, when one moves up, the other moves down, and vice versa. This underscores the importance of diversifying your investments among the different asset classes of fixed-income, equities, and cash. Your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to meet your investment needs.

The Series' investment adviser discusses developments in the municipal market and explains the Series' investments on the following pages.

Sincerely,

David R. Odenath, Jr., President
Prudential California Municipal Fund

Prudential California Municipal Fund  California Income Series

Semiannual Report  February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
California Income Series' Class A shares returned 0.68% (without considering sales charges) for our six-month reporting period ended February 28, 2002, which lagged the 0.80% return of its benchmark Lipper California
Municipal Debt Fund Average. For investors subject to the Class A shares' one-time initial sales charge, the Class A shares returned -2.34 % for the same period.

A CHALLENGING SIX MONTHS FOR MUNICIPAL BONDS
The returns of the Series and its benchmark
Lipper Average largely reflect the challenging conditions in the municipal bond market. Tax-exempt bonds faced two hurdles early in our reporting period. First, investors worried that declining short-term interest rates and lower taxes would eventually reinvigorate the U.S.
economy and lead to higher interest rates. This belief caused them to demand higher yields on municipal bonds in the final two months of 2001, which drove bond prices lower. Second, state and local governments hurriedly issued bonds in the final two months of 2001 because they also feared that short-term rates would rise in 2002. This burgeoning supply of debt securities often outpaced investor demand, thereby weighing on municipal bond prices.

OUR COUPON "BARBELL" STRATEGY
Faced with this challenging market environment,
we employed a barbell strategy in which the
Series' assets were concentrated primarily in
two types of municipal bond coupons. One side
of our barbell consisted of intermediate-term
bonds with high coupon rates that provided the
Series with considerable interest income. Prices
of these bonds tend to hold up relatively well
when the municipal bond market sells off because
investors want the solid income that they
provide. The other side of the barbell
consisted of zero coupon bonds. Zero coupon
bonds are so named because they provide no
interest income and are sold at discounted
prices to make up for their lack of periodic
interest payments. Zero coupon bonds are the
most interest-rate sensitive of all bonds,
and perform better than other types of debt
securities when interest rates decline and
bond prices move higher. Thus, we held zero
coupon bonds for their potential price
appreciation.
                                3

Prudential California Municipal Fund  California Income Series

Semiannual Report  February 28, 2002

As it turned out, both sides of our barbell suffered in November and December 2001, though not to the same extent. Municipalities issued a barrage of bonds with high coupon rates in late
2001 knowing that there was strong investor demand for them. The heavy supply temporarily hurt the prices of these bonds. Meanwhile, zero coupon bonds were hard hit by fears that an imminent economic recovery would drive interest rates higher. The Series' heavy exposure to zero coupon bonds, such as those of San Bruno
Park School District that mature in 2022, not only hurt its performance on an absolute basis, but was one of the key reasons why the Series underperformed its benchmark Lipper Average for our reporting period.

Another drag on the Series' relative
performance was its exposure to non-rated municipal bonds, which comprised 31% of its total investments at the end of our reporting period. When the municipal bond market began to rebound in early 2002, non-rated bonds did not improve as much as bonds in the investment-grade ratings categories.

REBALANCING OUR COUPON BARBELL
We sold some of the Series' zero coupon bonds in early 2002 and bought more bonds with high coupon rates. Prices of high coupon bonds began to improve in early 2002 as the "January effect" took hold. The January effect refers to an annual occurrence that drives municipal bond prices higher (and their yields lower) as investors reinvest cash from coupon payments, bond calls, and maturing bonds. During this time, municipal bond issuance slowed to a trickle as most state and local governments had not initiated borrowing for the new calendar year.

HOSPITAL BONDS WERE HEALTHY
As for sector selection, the Series benefited from an exposure to hospital bonds (primarily
A-rated) that comprised as much as 6.0% of the Series' total investments during its fiscal half-year. The hospital bond sector posted one of the highest returns in the tax-exempt market for the six-month period, according to the Lehman
Brothers Municipal Bond Index. The strong relative performance reflected improving business fundamentals and investor
    www.PruFN.com  (800) 225-1852

demand for higher-yielding assets. The "spread" or difference between yields on hospital bonds rated single-A and tax-exempt bonds rated AAA compressed, indicating greater demand for single-A-rated hospital bonds.

BUT CALIFORNIA GENERAL OBLIGATION BONDS WEAKENED
Throughout our reporting period, we remained more deliberative than usual concerning the credit quality of the California securities that we purchased. California's financial health weakened amid the state's energy crisis that required the California Department of Water Resources to spend billions of dollars purchasing electricity for the state's investor-owned utilities. California's long-term general obligation (GO) bond rating had already been downgraded earlier in 2001 to A-plus from AA by Standard & Poor's, and to Aa3 from Aa2 by Moody's Investors Service. Moody's lowered California's GO bond rating again during our fiscal half year to A1 from Aa3, noting that, among other factors, the economic slump hurt the state's revenue projections.

LOOKING AHEAD
We expect more California securities to be issued in 2002 than were issued in 2001.
Plagued by revenue shortfalls, the Golden State and some of its municipalities will be inclined to borrow money, especially while interest rates are still at relatively low levels. Most notably, the state's Department of Water
Resources hopes to sell approximately $11 billion of bonds. The majority of the bond proceeds will be used to repay the state's general fund for electricity purchased during the power shortage. The increased bond issuance may provide an opportunity to purchase debt securities issued in California at very attractive levels.

Given our belief that the economy will continue to rebound during 2002, we will look to increase exposure to the single-family housing bond sector. These securities afford higher relative current yields and should benefit as the economy recovers and the risk of significant mortgage prepayments subsides.

Prudential California Municipal Fund Management Team

                               SEMIANNUAL REPORT
                               FEBRUARY 28, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA INCOME SERIES


                               FINANCIAL STATEMENTS

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.2%
----------------------------------------------------------------------------------------
Brea Redev. Agcy., Rfdg., Tax
 Alloc., Ser. A                        Aaa       5.50%         8/01/19   $    3,350      $  3,594,450
Buena Park Cmnty. Redev. Agcy.,
 Cent. Bus. Dist. Proj., Ser. B        NR        7.80          9/01/14        3,325(g)      3,430,536
California Cmnty. Dev. Comn., Rfdg.,
 Merged Redev. Proj., Ser. A           NR        5.70          8/01/28        2,250         2,230,470
California Hlth. Facs. Fin. Auth.
 Rev., Kaiser Permanente, Ser. B       A3        5.25         10/01/13        5,000(g)      5,211,150
California Infrastructure & Econ.
 Dev. Bk. Rev., Scripps Research
 Inst., Ser. A                         Aa3       5.75          7/01/30        1,500         1,581,390
California Poll. Ctrl. Fin. Auth.,
 Solid Waste Disp. Rev., Keller
 Canyon Landfill Co. Proj.             B1        6.875        11/01/27        2,500         2,448,075
California Rural Home Mtge. Fin.
 Auth., Single Family Mtge. Rev.,
 Mtge. Bkd. Secs., Ser. D, F.N.M.A.,
 G.N.M.A., A.M.T.                      AAA(c)    6.00         12/01/31        1,790         1,889,452
California St. Cmnty. Cap. Apprec.
 Cmnty. Facs., Dist. No. 97-1          NR        Zero          9/01/22        4,440         1,212,564
California St. Dept. Vet. Affairs,
 Home Pur. Rev., Ser. C, A.M.T.        Aa2       5.50         12/01/19        3,000         3,063,060
California St. Pub. Wks. Brd. Lease
 Rev., Dept. Of Corrections, Ser. A    Aaa       5.50          1/01/15        3,000         3,181,620
California St.,
 G.O.                                  A1        5.75          5/01/30        1,000         1,060,620
 G.O., A.M.B.A.C.                      Aaa       5.50          3/01/16        2,000         2,166,800
California Statewide Cmntys. Dev.
 Auth., C.O.P.                         Aaa       5.30         12/01/15        1,900         2,007,692
Capistrano Unif. Sch. Dist.,
 Spec. Tax, No. 90-2                   NR        5.875         9/01/31        1,000           987,430
 Spec. Tax, No. 98-2                   NR        5.70          9/01/20        1,000           994,120
Carson City Ltd. Oblig. Impvt. Rev.,
 Assmt. Dist. No. 92-1                 NR        7.375         9/02/22          595           617,551

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
Central California Joint Pwrs. Hlth.
 Fin. Auth., C.O.P., Cmnty. Hosps.     Baa1      6.00%         2/01/30   $    2,000      $  2,038,820
Chula Vista Cmnty. Redev. Agcy.,
 Refdg. Tax Alloc. Sr. Bayfront,
 Ser. A                                BBB+(c)   7.625         9/01/24        2,500         2,850,675
 Refdg. Tax Alloc. Sub. Bayfront,
 Ser. C                                NR        8.25          5/01/24        2,500         2,746,500
Chula Vista Spec. Tax, Cmnty. Facs.,
 Dist. No. 97-3                        NR        6.05          9/01/29        2,765         2,829,563
Corona C.O.P., Vista Hosp. Sys.,
 Inc., Ser. C                          NR        8.375         7/01/11        2,000(e)(g)     745,000
Davis Pub. Facs. Fin. Auth., Mace
 Ranch, Ser. A                         NR        6.60          9/01/25        1,330         1,393,521
Delano C.O.P., Ser. 92-A               AAA(c)    9.25          1/01/22        2,690(f)(g)   2,925,725
East Bay Mun. Util. Dist.
 Wastewater, Treatment Sys. Rev.,
 A.M.B.A.C.                            Aaa       5.55          6/01/20        2,000         2,083,160
East Bay Mun. Util. Dist. Wtr. Sys.
 Rev., Rfdg. Sub., F.G.I.C.            Aaa       5.00          6/01/15        4,000         4,143,080
El Dorado Cnty., Spec. Tax,
 Cmnty. Facs., Dist. No. 92-1          NR        6.125         9/01/16        1,000         1,030,490
 Cmnty. Facs., Dist. No. 92-1          NR        8.25          9/01/24        1,945(f)(g)   2,277,965
 Cmnty. Facs., Dist. No. 92-1          NR        6.25          9/01/29          485           492,983
Folsom Spec. Tax,
 Cmnty. Facs., Dist. No. 10            NR        6.875         9/01/19        2,000         2,138,400
 Cmnty. Facs., Dist. No. 7             NR        6.00          9/01/24        2,500         2,539,775
Foothill/Eastern Trans. Corr. Agcy.,
 Toll Rd. Rev.,
 C.A.B.S., Sr. Lien, Ser. A            Aaa       Zero          1/01/20       10,000(f)(g)   4,001,500
 Conv. C.A.B.S.                        Baa3      Zero          1/15/28        4,890(g)      3,111,458
 Conv. C.A.B.S., Sr. Lien, Ser. A,
 Zero Coupon (until 1/01/05)           Aaa       7.15          1/01/13        4,750(f)      4,963,323
Gateway Impvt. Auth. Rev., Marin
 City Cmnty. Facs. Dist., Ser. A       NR        7.75          9/01/25        2,100(f)      2,518,677
Golden West Sch. Fin. Auth.,
 California Rev., C.A.B.S., Rfdg.
 Ser. A, M.B.I.A.                      Aaa       Zero          2/01/19        2,110           869,088

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
Irvine Impvt. Bond Act of 1915,
 Assmt., Dist. No. 87-8, Grp. One      NR        6.00%         9/02/24   $    3,000      $  3,091,440
Kings Cnty. Waste Mgmt. Auth., Solid
 Waste Rev., A.M.T.                    BBB(c)    7.20         10/01/14        1,200         1,282,284
La Mesa Impvt. Bond Act of 1915,
 Ltd. Oblig., Dist. No. 98-1           NR        5.75          9/02/23        1,000           992,680
La Mirada Redev. Agcy. Spec. Tax,
 Rfdg. Cmnty. Facs., Dist. No. 89-1    NR        5.70         10/01/20        1,000           982,850
La Quinta Redev. Agcy., Tax Alloc.,
 Rfdg. Proj. Area No. 1, M.B.I.A.      Aaa       7.30          9/01/10        1,000         1,258,220
 Rfdg. Proj. Area No. 1, M.B.I.A.      Aaa       7.30          9/01/11        1,000         1,277,120
Lincoln Impvt. Bond Act of 1915,
 Pub. Fin. Auth., Twelve Bridges       NR        6.20          9/02/25        2,895         2,940,249
Long Beach Hbr. Rev.,
 Rfdg. Ser. A, A.M.T., F.G.I.C.        Aaa       6.00          5/15/17        3,500(g)      4,015,060
 Rfdg. Ser. A, A.M.T., F.G.I.C.        Aaa       6.00          5/15/19        3,000         3,422,070
Los Angeles Cmnty. Facs., Dist. No.
 5, Rowland Heights, Ser. A            NR        7.25          9/01/19        1,500(f)      1,722,660
Lynwood Pub. Fin. Auth. Rev., Wtr.
 Sys. Impvt. Proj.                     BBB(c)    6.50          6/01/21        1,500(g)      1,564,050
Metro. Wtr. Dist. of Southern
 California, Waterworks Rev., Linked
 S.A.V.R.S. & R.I.B.S.                 Aa2       5.75          8/10/18        1,000(g)      1,098,780
Mojave Desert & Mtn. Solid Waste
 Joint Pwrs. Auth. Proj., Victor
 Valley Nat'l. Recov. Facs., A.M.T.    Baa1      7.875         6/01/20        1,175         1,264,946
Norco Spec. Tax Cmnty. Facs., Dist.
 No. 97-1                              NR        7.10         10/01/30        1,320         1,411,146
Ontario California Impvt. Bond Act
 of 1915, Assmt. Dist. 100C, Cmnty.
 Ctr. III                              NR        8.00          9/02/11          535           558,535
Orange Cnty. Cmnty. Facs. Dist.,
 Spec. Tax Rev., No. 88-1, Aliso
 Viejo, Ser. A                         AAA(c)    7.15          8/15/06          805           842,585

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
Orange Cnty. Loc. Trans. Auth.,
 Sales Tax Rev., Linked S.A.V.R.S. &
 R.I.B.S., A.M.B.A.C., T.C.R.S.        Aaa       6.20%         2/14/11   $   10,000(g)   $ 11,520,200
 Spec. Tax Rev., Linked R.I.B.S.       Aa2       10.493(d)     2/14/11          750           975,937
Perris Cmnty. Facs. Dist., Spec. Tax
 No. 01-2, Ser. A                      NR        6.25          9/01/23        2,000         1,965,200
Pico Rivera California Wtr. Auth.
 Rev., Wtr. Sys. Proj., Ser. A,
 M.B.I.A.                              Aaa       5.50          5/01/29        1,500(g)      1,651,080
Pittsburg California Redev. Agcy.
 Tax Alloc.,
 Ext. Spec. Redem., Los Medanos,
 Ser. B, F.S.A.                        Aaa       5.80          8/01/34        2,700         2,970,162
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                            Aaa       Zero          8/01/26        1,375           362,794
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                            Aaa       Zero          8/01/30        4,145           869,579
Poway Cmnty., Facs., Dist. No. 88-1,
 Pkwy. Bus. Ctr.                       NR        6.75          8/15/15        1,000         1,084,410
Puerto Rico Comnwlth.,
 G.O., F.G.I.C.                        Aaa       5.50          7/01/13        3,000(h)      3,343,530
 Rites, PA 642A, M.B.I.A.              NR        10.139(d)     7/01/10        1,000         1,276,460
Puerto Rico Ind. Tourist Edl. Med. &
 Environ. Ctrl. Facs., Cogen Fac.,
 AES Puerto Rico Proj., A.M.T.         Baa2      6.625         6/01/26        3,750         3,899,887
Puerto Rico Pub. Bldgs. Auth., Gtd.
 Pub. Ed. & Hlth. Facs., C.A.B.S.,
 Ser. J                                Baa1      Zero          7/01/06        1,605         1,389,416
Redding Elec. Sys. Rev., C.O.P.,
 M.B.I.A., R.I.B.S.                    Aaa       11.235(d)     7/01/22        1,850         2,377,250
 Linked S.A.V.R.S. & R.I.B.S.,
 M.B.I.A.                              Aaa       6.368         7/01/22           50(g)         57,152

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
Richmond Redev. Agcy. Tax Alloc.,
 C.A.B.S. Rfdg. Harbor, Ser. A,
 M.B.I.A.                              Aaa       Zero          7/01/20   $    1,150      $    433,539
 C.A.B.S. Rfdg. Harbor, Ser. A,
 M.B.I.A.                              Aaa       Zero          7/01/21        1,150           407,238
Richmond Redev. Agcy., Multi-family
 Hsg., Bridge Affordable Hsg.          NR        7.50%         9/01/23        2,435         2,487,474
Rio Vista Impvt. Bond Act of 1915,
 Assmt. Dist No. 96-1, River
 View Pt.                              NR        7.50          9/02/22        1,870         2,024,836
Riverside Cnty. C.O.P., Air Force
 Village West, Inc., Ser. A            NR        8.125         6/15/20        3,000(f)(g)   3,118,770
Riverside Unified Sch. Dist. Spec.
 Tax,
 Cmnty. Facs. Dist. No. 7, Ser. A      NR        6.90          9/01/20        1,320         1,417,574
 Cmnty. Facs. Dist. No. 7, Ser. A      NR        7.00          9/01/30        1,000         1,069,870
Rocklin Unified Sch. Dist.,
 C.A.B.S., Ser. C, M.B.I.A.            Aaa       Zero          8/01/12        1,110           705,849
 C.A.B.S., Ser. C, M.B.I.A.            Aaa       Zero          8/01/13        1,165           694,445
 C.A.B.S., Ser. C, M.B.I.A.            Aaa       Zero          8/01/14        1,220(g)        683,322
 C.A.B.S., Ser. C, M.B.I.A.            Aaa       Zero          8/01/15        1,285           674,419
 C.A.B.S., Ser. C, M.B.I.A.            Aaa       Zero          8/01/16        1,400           688,604
Roseville California Spec. Tax,
 Highland Cmnty. Fac., Dist. No. 1     NR        6.30          9/01/25        1,890         1,946,624
 Woodcreek Cmnty. Facs., Dist.
 No. 1                                 NR        6.375         9/01/27        1,000         1,027,340
Sacramento City. Fin. Auth.,
 C.A.B.S., Tax Alloc. Comb. Proj.,
 Ser. B, M.B.I.A.                      Aaa       Zero         11/01/16        5,700         2,769,345
 C.A.B.S., Tax Alloc. Comb. Proj.,
 Ser. B, M.B.I.A.                      Aaa       Zero         11/01/17        5,695         2,594,129
Sacramento Impvt. Bond Act of 1915,
 Willowcreek II, Assmt. Dist. No.
 96-1                                  NR        6.70          9/02/22        2,420(g)      2,503,998
Sacramento Spec. Purpose Facs.,
 Y.M.C.A. of Sacramento                NR        7.25         12/01/18        1,945         2,024,375
San Bernardino Cnty.,
 C.O.P., Med. Ctr. Fin. Proj.,
 M.B.I.A.                              Aaa       5.50          8/01/22        4,540         5,000,765

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
 C.O.P., West VY Detention Ctr.
 Refing., Ser. A, M.B.I.A.             Aaa       5.25%        11/01/14   $    2,100      $  2,204,097
San Bruno Park Sch. Dist.,
 C.A.B.S., F.S.A.                      Aaa       Zero          8/01/20        1,275           479,400
 C.A.B.S., F.S.A.                      Aaa       Zero          8/01/21        1,220           430,904
 C.A.B.S., F.S.A.                      Aaa       Zero          8/01/22        1,080           357,988
San Diego California Redev. Agcy.,
 Tax Alloc., North Bay Redev.          Baa1      5.875         9/01/29        2,000         2,044,280
San Diego Spec. Tax, Cmnty. Facs.,
 Dist. No. 1, Ser. B                   NR        7.10          9/01/20        2,000(f)      2,356,700
San Francisco City & Cnty. Arpt.,
 Comm. Int'l. Arpt. Rev., Second
 Ser. Issue 8A, A.M.T., F.G.I.C.       Aaa       6.25          5/01/20        2,000         2,151,440
San Francisco City & Cnty., Redev.
 Agcy., Lease Rev.,
 C.A.B.S.                              A1        Zero          7/01/06        1,500         1,307,985
 C.A.B.S.                              A1        Zero          7/01/07        2,250         1,868,355
San Joaquin Hills Trans. Corridor
 Agcy., Toll Rd. Rev.,
 Jr. Lien, C.A.B.S.                    Aaa       Zero          1/01/11        2,000(f)      1,396,960
 Sr. Lien, C.A.B.S.                    Aaa       Zero          1/01/22       15,000(f)      5,312,850
San Leandro Cmnty. Facs., Spec. Tax,
 Dist. No. 1                           NR        6.50          9/01/25        2,160         2,216,678
San Luis Obispo, C.O.P., Vista Hosp.
 Sys., Inc.                            NR        8.375         7/01/29        1,000(e)(g)     372,500
Santa Margarita Wtr. Dist. Spec.
 Tax,
 Cmnty. Facs., Dist. No. 99-1          NR        6.20          9/01/20        2,000         2,072,320
 Cmnty. Facs., Dist. No. 99-1          NR        6.25          9/01/29        2,000         2,062,120
Santa Margarita, Dana Point Auth.,
 Impvt. Dists. 1, 2, 2A, 8, Ser. A,
 M.B.I.A.                              Aaa       7.25          8/01/09          905         1,119,847
 Impvt. Dists. 3, 3A, 4, 4A, Ser. B,
 M.B.I.A.                              Aaa       7.25          8/01/14        1,000         1,286,110
South Orange Cnty., Pub. Fin. Auth.,
 Sr. Lien, Ser. A, M.B.I.A.            Aaa       7.00          9/01/10        2,535(g)      3,134,578

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
South San Francisco Redev. Agcy.,
 Tax Alloc., Gateway Redev. Proj.      NR        7.60%         9/01/18   $    2,375(f)   $  2,497,194
South Tahoe Joint Pwrs. Fin. Auth.
 Rev., Rfdg. Redev. Proj. Area No.
 1, Ser. B                             BBB-(c)   6.00         10/01/28        3,000         3,038,100
Southern California Pub. Pwr. Auth.,
 Pwr. Proj. Rev.                       A2        6.75          7/01/10        4,250(g)      5,088,440
 Pwr. Proj. Rev., Rfdg., Palo Verde
 Proj., Ser. C, A.M.B.A.C.             Aaa       Zero          7/01/16        8,400(g)      4,248,468
Stockton Cmnty. Facs. Dist., Spec.
 Tax, No. 90-2, Brookside Estates      NR        6.20          8/01/15        1,050         1,093,901
Sulphur Springs Unified Sch. Dist.,
 Int. Accrual, Ser. A, M.B.I.A.        Aaa       Zero          9/01/11        3,000         2,009,340
Temecula Valley Unified Sch. Dist.,
 Cmnty. Facs., Spec. Tax, Dist. No.
 89-1                                  NR        8.60          9/01/17        2,600(g)      2,639,234
Tustin California Unified Sch.
 Dist.,
 B.A.N., Cmnty. Facs., Dist.
 No. 97-1                              NR        6.10          9/01/02        1,000         1,018,400
 Spec. Tax, Cmnty. Facs., Dist.
 No. 97-1                              NR        6.375         9/01/35        1,500         1,541,475
Vacaville Cmnty. Redev. Agcy.,
 Multi-family Rev., Cmnty. Hsg.
 Fin., Issue A                         A-(c)     7.375        11/01/14        1,110(f)      1,287,245
Vallejo C.O.P., Touro Univ.            Ba3       7.375         6/01/29        2,500(g)      2,567,825
Ventura California Port Dist.,
 C.O.P.                                NR        6.375         8/01/28        3,500         3,521,280
Victor Valley,
 Union H.S. Dist., C.A.B.S.,
 M.B.I.A.                              Aaa       Zero          9/01/17        4,500         2,120,850
 Union H.S. Dist., C.A.B.S.,
 M.B.I.A.                              Aaa       Zero          9/01/19        5,450         2,245,128
 Union H.S. Dist., C.A.B.S.,
 M.B.I.A.                              Aaa       Zero          9/01/20        5,850         2,262,136
West Contra Costa Unified Sch.
 Dist., C.O.P.                         Baa3      6.875         1/01/09          875           944,536
                                                                                         ------------
Total long-term investments
 (cost $226,184,255)                                                                      245,415,595
                                                                                         ------------
SHORT-TERM INVESTMENTS  6.4%
----------------------------------------------------------------------------------------
California Poll. Ctrl. Fin. Auth.
 Res. Recov. Rev., Burney Forest
 Products Proj., Ser. A, F.R.D.D.      P-1       1.35(d)       3/01/02        2,000         2,000,000

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.

                                                                         Principal
                                       Moody's   Interest     Maturity   Amount          Value
Description (a)                        Rating    Rate         Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
California Poll. Ctrl. Fin. Auth.,
 Res. Recov. Rev., OMS Equity
 Stanislaus Proj., F.R.D.D.            VMIG1     1.45%(d)      3/01/02   $    6,800      $  6,800,000
California St., G.O., Mun. Secs.
 Trust Rcpts., SGA 119, F.G.I.C.,
 F.R.D.D.                              A-1+(c)   1.30(d)       3/01/02        1,600         1,600,000
California Statewide Cmntys. Dev.
 Auth., Solid Waste Facs. Rev.,
 Chevron USA, Inc. Proj.,
 A.M.T., F.R.D.D.                      Aa2       1.30(d)       3/01/02          900           900,000
Indio Multi-family Rev., Refdg.,
 Hsg. Mtge., Carreon, Ser. A           A1+(c)    1.08(d)       3/07/02        1,650         1,650,000
Mun. Secs. Trust Cert., F.R.W.D.
 Ser. 2000, 91 Trust Cert. Class A,
 144A, M.B.I.A.                        A-1(c)    1.30          3/01/02        1,200         1,200,000
 Ser. 2001, 136 Trust Cert. Class A,
 144A, F.G.I.C.                        A-1(c)    1.30          3/01/02          300           300,000
San Jose Redev. Agcy., Tax Alloc.,
 Fltr. Cert. Ser. 149, M.B.I.A.,
 F.R.W.D.                              VMIG1     1.14          3/07/02        2,000         2,000,000
                                                                                         ------------
Total short-term investments
 (cost $16,450,000)                                                                        16,450,000
                                                                                         ------------
Total Investments  101.6%
 (cost $242,634,255; Note 5)                                                              261,865,595
Liabilities in excess of other
 assets  (1.6)%                                                                            (4,136,922)
                                                                                         ------------
Net Assets  100%                                                                         $257,728,673
                                                                                         ------------
                                                                                         ------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)
Cont'd.
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    C.A.B.S.--Capital Appreciation Bonds.
    C.O.P.--Certificates of Participation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.N.M.A--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bonds.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
    T.C.R.S.--Transferable Custodial Receipts.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(e) Issuer in default on interest payment, non-income producing security.
(f) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(g) All or partial principal amount segregated as collateral for futures contracts or when-issued securities.
(h) Represents a when-issued security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $242,634,255)                          $ 261,865,595
Cash                                                                      69,543
Interest receivable                                                    3,682,193
Receivable for Series shares sold                                        277,342
Other assets                                                               3,647
                                                                 -----------------
      Total assets                                                   265,898,320
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      7,353,626
Payable for Fund shares reacquired                                       432,074
Dividend payable                                                         137,566
Management fee payable                                                    98,177
Distribution fee payable                                                  65,751
Accrued expenses                                                          43,703
Due to broker-variation margin                                            23,655
Deferred trustee's fees                                                   15,095
                                                                 -----------------
      Total liabilities                                                8,169,647
                                                                 -----------------
NET ASSETS                                                         $ 257,728,673
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     236,088
   Paid-in capital in excess of par                                  242,084,444
                                                                 -----------------
                                                                     242,320,532
   Undistributed net investment income                                    69,414
   Accumulated net realized loss on investments                       (3,880,824)
   Net unrealized appreciation on investments                         19,219,551
                                                                 -----------------
Net assets, February 28, 2002                                      $ 257,728,673
                                                                 -----------------
                                                                 -----------------

    16                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($171,207,271 / 15,683,447 shares of beneficial interest
      issued and outstanding)                                             $10.92
   Maximum sales charge (3% of offering price)                               .34
                                                                 -----------------
   Maximum offering price to public                                       $11.26
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($73,415,263 / 6,724,893 shares of beneficial
      interest issued and outstanding)                                    $10.92
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($8,889,634
      / 814,284 shares of beneficial interest issued and
      outstanding)                                                        $10.92
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $11.03
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($4,216,505 / 386,196 shares of beneficial
      interest issued and outstanding)                                    $10.92
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     17

       Prudential California Municipal Fund      California Income Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 7,041,151
                                                                 -----------------
Expenses
   Management fee                                                       639,187
   Distribution fee--Class A                                            210,320
   Distribution fee--Class B                                            185,393
   Distribution fee--Class C                                             34,098
   Custodian's fees and expenses                                         48,000
   Reports to shareholders                                               25,000
   Transfer agent's fees and expenses                                    24,000
   Registration fees                                                     18,000
   Legal fees and expenses                                               14,000
   Audit fee                                                              7,000
   Trustees' fees                                                         6,000
   Miscellaneous                                                          6,739
                                                                 -----------------
      Total expenses                                                  1,217,737
Custodian fee credit (Note 1)                                              (452)
                                                                 -----------------
   Net expenses                                                       1,217,285
                                                                 -----------------
Net investment income                                                 5,823,866
                                                                 -----------------
REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
Net realized gain on:
   Investment transactions                                              536,998
   Interest rate swaps                                                  144,890
   Financial futures transactions                                       334,675
                                                                 -----------------
                                                                      1,016,563
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                       (5,242,815)
   Interest rate swaps                                                  (47,502)
   Financial futures contracts                                          (73,977)
                                                                 -----------------
                                                                     (5,364,294)
                                                                 -----------------
Net loss on investments                                              (4,347,731)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,476,135
                                                                 -----------------
                                                                 -----------------

    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                       Ended               Ended
                                                 February 28, 2002    August 31, 2001
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   5,823,866       $  12,133,924
   Net realized gain (loss) on investment
      transactions                                     1,016,563            (114,711)
   Net change in unrealized appreciation on
      investments                                     (5,364,294)         10,492,321
                                                 -----------------    ---------------
   Net increase in net assets resulting from
      operations                                       1,476,135          22,511,534
                                                 -----------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                         (4,052,771)         (7,935,176)
      Class B                                         (1,692,971)         (3,619,215)
      Class C                                           (197,378)           (361,242)
      Class Z                                           (105,065)           (218,291)
                                                 -----------------    ---------------
                                                      (6,048,185)        (12,133,924)
                                                 -----------------    ---------------
   Distributions in excess of net investment
      income
      Class A                                                 --              (2,442)
      Class B                                                 --              (1,183)
      Class C                                                 --                (123)
      Class Z                                                 --                 (60)
                                                 -----------------    ---------------
                                                              --              (3,808)
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions) (Note 6):
   Net proceeds from shares sold                      19,290,975          31,072,904
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                      2,698,805           5,414,668
   Cost of shares reacquired                         (18,381,156)        (48,547,384)
                                                 -----------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                        3,608,624         (12,059,812)
                                                 -----------------    ---------------
Total decrease                                          (963,426)         (1,686,010)
NET ASSETS
Beginning of period                                  258,692,099         260,378,109
                                                 -----------------    ---------------
End of period(a)                                   $ 257,728,673       $ 258,692,099
                                                 -----------------    ---------------
                                                 -----------------    ---------------
(a) Includes undistributed net investment
income of                                          $      69,414       $     293,733
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     19

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series: California Income Series (the 'Series'), California Series and California Money Market Series. These financial statements relate to California Income Series. The financial statements of the other Series are not presented herein. The Series commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

      Security Valuations:    The Series values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the statement of operations as net realized gain
(loss) on financial futures transactions.
    20

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying
                                                                          21

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Interest Rate Swaps:    The Series may enter into interest rate swaps. In
a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.
    22

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have reponsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 2002.

      PIMS has advised the Series that it received approximately $85,700 and $7,900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 2002. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.
                                                                          23

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Series that for the six months ended February 28, 2002, it received approximately $76,100 and $3,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. Effective September 14, 2001, the maximum commitment under the SCA was increased from $500 million to $930 million through December 31, 2001. Effective January 1, 2002, the commitment was reduced to $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is May 3, 2002. Prior to March 7, 2001, the maximum commitment was $1 billion. All other terms and conditions are unchanged. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $21,700 for the services of PMFS. As of February 28, 2002 approximately $3,700 of such fees were due to PMFS.

      Effective November 1, 2001, the Fund pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was $2,468 and is included in transfer agent's fees and expenses in the statement of operations.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2002 were $26,700,421 and $34,183,024, respectively.

      During the six months ended February 28, 2002, the Fund entered into financial futures contracts. Details of open contracts at February 28, 2002 are as follows:
    24

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

                                                   Value at        Value at
Number of                         Expiration     February 28,       Trade          Unrealized
Contracts           Type             Date            2002            Date         Depreciation
---------     ----------------    -----------    ------------     ----------     --------------
               Long Position:
    50         U.S. Treasury
                Bond Future       March 2002      $5,204,688      $5,215,411        $(10,723)
    20         U.S. Treasury
                Bond Future       June 2002        2,058,125       2,059,191          (1,066)
                                                                                 --------------
                                                                                    $(11,789)
                                                                                 --------------
                                                                                 --------------

Note 5. Tax Information
For federal income tax purposes, the Series has a capital loss carryforward at August 31, 2001 of approximately $4,658,000 of which $1,521,000 expires in 2003, $976,000 expires in 2004, $911,000 expires in 2008 and $1,250,000 expires in
2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

      For federal income tax purposes, the Series will elect to treat net capital losses of $177,376 incurred in the ten month period ended August 31, 2001 as being incurred in the current fiscal year.

      The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of February 28, 2002 were as follows:

                                                    Total Net
                                                    Unrealized
 Tax Basis       Appreciation     Depreciation     Appreciation
------------     ------------     ------------     ------------
$242,634,255     $ 21,400,541      $ 2,169,201     $ 19,231,340

Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
                                                                          25

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest for the six months ended February 28, 2002 and the fiscal year ended August 31, 2001 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                    1,181,534    $ 12,943,135
Shares issued in reinvestment of dividends                       161,353       1,757,409
Shares reacquired                                             (1,006,546)    (11,021,764)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     336,341       3,678,780
Shares issued upon conversion from Class B                       317,055       3,451,200
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    653,396    $  7,129,980
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                    1,078,740    $ 11,675,231
Shares issued in reinvestment of dividends                       323,033       3,478,024
Shares reacquired                                             (2,576,118)    (27,751,465)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,174,345)    (12,598,210)
Shares issued upon conversion from Class B                       530,937       5,743,134
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (643,408)   $ (6,855,076)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                      401,124    $  4,393,794
Shares issued in reinvestment of dividends                        67,290         733,054
Shares reacquired                                               (466,985)     (5,103,723)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       1,429          23,125
Shares issued upon conversion into Class A                      (317,055)     (3,451,200)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (315,626)   $ (3,428,075)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                    1,235,008    $ 13,323,356
Shares issued in reinvestment of dividends                       144,373       1,554,643
Shares reacquired                                             (1,363,098)    (14,654,227)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      16,283         223,772
Shares reacquired upon conversion into Class A                  (530,937)     (5,743,134)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (514,654)   $ (5,519,362)
                                                              ----------    ------------
                                                              ----------    ------------

    26

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2002:
Shares sold                                                       89,081    $    981,184
Shares issued in reinvestment of dividends                        14,367         156,475
Shares reacquired                                               (134,506)     (1,472,309)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (31,058)   $   (334,650)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      373,310    $  4,043,564
Shares issued in reinvestment of dividends                        23,263         250,589
Shares reacquired                                               (330,321)     (3,552,286)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     66,252    $    741,867
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2002:
Shares sold                                                       88,878    $    972,862
Shares issued in reinvestment of dividends                         4,760          51,867
Shares reacquired                                                (72,080)       (783,360)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     21,558    $    241,369
                                                              ----------    ------------
Year ended August 31, 2001:
Shares sold                                                      187,414    $  2,030,753
Shares issued in reinvestment of dividends                        12,216         131,412
Shares reacquired                                               (242,197)     (2,589,406)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (42,567)   $   (427,241)
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.11
                                                                 -----------------
Income from investment operations
Net investment income                                                      .25
Net realized and unrealized gain (loss) on investment
transactions                                                              (.18)
                                                                 -----------------
      Total from investment operations                                     .07
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.26)
Distributions in excess of net investment income                            --
                                                                 -----------------
      Total distributions                                                 (.26)
                                                                 -----------------
Net asset value, end of period                                       $   10.92
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                           .68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 171,207
Average net assets (000)                                             $ 169,651
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .87%(d)
   Expenses, excluding distribution and service (12b-1) fees               .62%(d)
   Net investment income                                                  4.64%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  11%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.66             $  10.49             $  11.19             $  10.71             $  10.33
----------------     ----------------     ----------------     ----------------     ----------------
         .52                  .54                  .56(a)               .59(a)               .60(a)
         .45                  .17                 (.70)                 .49                  .38
----------------     ----------------     ----------------     ----------------     ----------------
         .97                  .71                 (.14)                1.08                  .98
----------------     ----------------     ----------------     ----------------     ----------------
        (.52)                (.54)                (.56)                (.59)                (.60)
          --(c)                --(c)                --                 (.01)                  --(c)
----------------     ----------------     ----------------     ----------------     ----------------
        (.52)                (.54)                (.56)                (.60)                (.60)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.11             $  10.66             $  10.49             $  11.19             $  10.71
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        9.35%                7.10%               (1.37)%              10.31%                9.72%
    $167,009             $167,153             $183,593             $181,512             $156,684
    $164,424             $171,688             $187,106             $165,771             $153,019
         .87%                 .86%                 .76%(a)              .68%(a)              .73%(a)
         .62%                 .61%                 .56%(a)              .58%(a)              .63%(a)
        4.83%                5.21%                5.03%(a)             5.39%(a)             5.66%(a)
          32%                  34%                  23%                  10%                  16%

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.11
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                             (.18)
                                                                     --------
      Total from investment operations                                    .06
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --
                                                                     --------
      Total distributions                                                (.25)
                                                                     --------
Net asset value, end of period                                        $ 10.92
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                          .56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $73,415
Average net assets (000)                                              $74,772
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.12%(d)
   Expenses, excluding distribution and service (12b-1) fees              .62%(d)
   Net investment income                                                 4.39%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    30                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.67             $  10.49             $  11.19             $  10.71             $  10.33
    --------             --------             --------             --------             --------
         .49                  .51                  .53(a)               .55(a)               .55(a)
         .44                  .18                 (.70)                 .49                  .38
    --------             --------             --------             --------             --------
         .93                  .69                 (.17)                1.04                  .93
    --------             --------             --------             --------             --------
        (.49)                (.51)                (.53)                (.55)                (.55)
          --(c)                --(c)                --                 (.01)                  --(c)
    --------             --------             --------             --------             --------
        (.49)                (.51)                (.53)                (.56)                (.55)
    --------             --------             --------             --------             --------
    $  11.11             $  10.67             $  10.49             $  11.19             $  10.71
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        8.98%                6.93%               (1.67)%               9.87%                9.28%
    $ 78,237             $ 80,580             $ 84,546             $ 70,535             $ 47,436
    $ 79,046             $ 78,743             $ 81,163             $ 56,011             $ 40,983
        1.12%                1.11%                1.06%(a)             1.08%(a)             1.13%(a)
         .62%                 .61%                 .56%(a)              .58%(a)              .63%(a)
        4.58%                4.96%                4.78%(a)             4.99%(a)             5.26%(a)

    See Notes to Financial Statements                                     31

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.11
                                                                      -------
Income from investment operations
Net investment income                                                     .22
Net realized and unrealized gain (loss) on investment
transactions                                                             (.18)
                                                                      -------
      Total from investment operations                                    .04
                                                                      -------
Less distributions
Dividends from net investment income                                     (.23)
Distributions in excess of net investment income                           --
                                                                      -------
      Total distributions                                                (.23)
                                                                      -------
Net asset value, end of period                                        $ 10.92
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                          .42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 8,890
Average net assets (000)                                              $ 9,168
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.37%(d)
   Expenses, excluding distribution and service (12b-1) fees              .62%(d)
   Net investment income                                                 4.17%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    32                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
     $10.67               $10.49              $  11.19              $10.71               $10.33
    -------              -------              --------             -------              -------
        .47                  .49                   .50(a)              .52(a)               .53(a)
        .44                  .18                  (.70)                .49                  .38
    -------              -------              --------             -------              -------
        .91                  .67                  (.20)               1.01                  .91
    -------              -------              --------             -------              -------
       (.47)                (.49)                 (.50)               (.52)                (.53)
         --(c)                --(c)                 --                (.01)                  --(c)
    -------              -------              --------             -------              -------
       (.47)                (.49)                 (.50)               (.53)                (.53)
    -------              -------              --------             -------              -------
     $11.11               $10.67              $  10.49              $11.19               $10.71
    -------              -------              --------             -------              -------
    -------              -------              --------             -------              -------
       8.71%                6.66%                (1.91)%              9.60%                9.01%
     $9,394               $8,309              $ 10,847              $5,960               $3,611
     $8,346               $9,021              $  9,088              $4,491               $3,135
       1.37%                1.36%                 1.31%(a)            1.33%(a)             1.38%(a)
        .62%                 .61%                  .56%(a)             .58%(a)              .63%(a)
       4.33%                4.71%                 4.53%(a)            4.74%(a)             5.01%(a)

    See Notes to Financial Statements                                     33

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.11
                                                                      -------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                             (.18)
                                                                      -------
      Total from investment operations                                    .08
                                                                      -------
Less distributions
Dividends from net investment income                                     (.27)
Distributions in excess of net investment income                           --
                                                                      -------
      Total distributions                                                (.27)
                                                                      -------
Net asset value, end of period                                        $ 10.92
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                          .80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 4,217
Average net assets (000)                                              $ 4,203
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .62%(e)
   Expenses, excluding distribution and service (12b-1) fees              .62%(e)
   Net investment income                                                 4.87%(e)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
    34                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                     Class Z
---------------------------------------------------------------------------------
                 Year Ended August 31,                      September 18, 1996(d)
-------------------------------------------------------      through August 31,
   2001           2000           1999           1998                1997
---------------------------------------------------------------------------------
  $10.65         $10.49         $11.19         $10.71              $ 10.38
----------     ----------     ----------     ----------            -------
     .55            .56            .58(a)         .61(a)               .57(a)
     .46            .16           (.70)           .49                  .33
----------     ----------     ----------     ----------            -------
    1.01            .72           (.12)          1.10                  .90
----------     ----------     ----------     ----------            -------
    (.55)          (.56)          (.58)          (.61)                (.57)
      --(c)          --(c)          --           (.01)                  --(c)
----------     ----------     ----------     ----------            -------
    (.55)          (.56)          (.58)          (.62)                (.57)
----------     ----------     ----------     ----------            -------
  $11.11         $10.65         $10.49         $11.19              $ 10.71
----------     ----------     ----------     ----------            -------
----------     ----------     ----------     ----------            -------
    9.72%          7.26%         (1.18)%        10.42%                8.86%
  $4,052         $4,336         $5,449         $4,507              $ 1,963
  $4,292         $4,281         $4,725         $3,312              $   970
     .62%           .61%           .56%(a)        .58%(a)              .63%(a)(e)
     .62%           .61%           .56%(a)        .58%(a)              .63%(a)(e)
    5.09%          5.45%          5.28%(a)       5.49%(a)             5.76%(a)(e)

    See Notes to Financial Statements                                     35

Prudential California Municipal Fund  California Income Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a
market sector or asset class will lose value or provide little in the way of total return.
Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

       www.PruFN.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols     Nasdaq     CUSIP
  Class A        PBCAX    744313305
  Class B        PCAIX    744313404
  Class C        PCICX    744313800
  Class Z        PCIZX    744313875

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

<LOGO>


Fund Symbols     Nasdaq     CUSIP
  Class A        PBCAX    744313305
  Class B        PCAIX    744313404
  Class C        PCICX    744313800
  Class Z        PCIZX    744313875

MF146E2  IFS-A070378

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

                                          SEMIANNUAL REPORT
                                          FEBRUARY 28, 2002

PRUDENTIAL
CALIFORNIA MUNICIPAL FUND/
CALIFORNIA MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVE
The highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                      PRUDENTIAL (LOGO)

Prudential California Municipal Fund    California Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential California Municipal Fund/California
Money Market Series (the Series) seeks to provide the highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital. The
Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of California, its municipalities, local governments, and other qualifying issuers (such as issuers located in Puerto Rico, Guam, and the U.S.
Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Money Fund Yield Comparison

             (CHART)
                                 www.PruFN.com    (800) 225-1852

Semiannual Report    February 28, 2002

Fund Facts                                          As of 2/28/02

                         7-Day        Net Asset     Taxable Equivalent Yield*    Weighted Avg.    Net Assets
                      Current Yld.   Value (NAV)    @ 31%    @ 36%    @ 38.6%     Mat. (WAM)      (Millions)
CA Money
Market Series          0.83%            $1.00       1.33%    1.43%    1.49%        52 Days          $278
iMoneyNet, Inc.'s
State Specific Retail
  California Avg.**    0.80%            $1.00       1.28%    1.38%    1.44%        36 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.
* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes.
  Taxable equivalent yields reflect federal and applicable state tax rates.
**iMoneyNet, Inc. reports the 7-Day Current Yield,
  NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc.'s State Specific Retail
  California Average category as of February 25, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                     (CHART)
                                                1

PRUDENTIAL (LOGO)                      April 17, 2002

DEAR SHAREHOLDER,
Our reporting period ended February 28, 2002, was a noteworthy time in the money markets. The National
Bureau of Economic Research announced that the U.S.
economy had slid into a recession for the first time in a decade. As the Federal Reserve (the Fed) continued cutting short-term interest rates to revitalize the economy, the financial markets became increasingly volatile. This uncertain economic environment prompted many investors to seek the comparative safety provided by money market funds that invest in taxable or municipal securities.

Money market funds can play an important role in a well-diversified portfolio of investments that should also include longer-term debt securities and stocks.
Consulting your financial professional can help determine the suitability of these investments, given your risk profile and long-term goals, as well as the appropriate mix to help you meet your investment needs.

We explain conditions in the municipal money market and the Series' investment strategy on the following pages. As always, thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential California Municipal Fund

Prudential California Municipal Fund    California Money Market Series

Semiannual Report    February 28, 2002

INVESTMENT ADVISER'S REPORT

PERFORMANCE
California Money Market Series provided a competitive yield during our fiscal half-year ended February 28, 2002. On that date, the Series' seven-day current yield was 0.83% versus 0.80% for the average
California money fund tracked by iMoneyNet. The
Series' net asset value remained at $1 per share.

INVESTING AS SHORT-TERM RATES DECLINED
We faced three key challenges during our fiscal half-year. First, we needed to lock in yields on attractively priced California money market securities before the Fed's campaign to ease monetary policy drove yields progressively lower. Second, we had to prepare the Series to meet additional shareholder liquidity needs that typically occur at the end of a calendar year. Third, we had to maintain our conservative approach to selecting investments amid a national recession, and more specifically, deterioration in the state of California's financial health.

Fed policymakers had already cut short-term rates seven times in 2001 before our reporting period began. They eased monetary policy four more times during our fiscal half-year. Thus, the rate banks charge each other for overnight loans fell a total of
4.75 percentage points to 1.75%. The rate member banks pay to borrow from the Fed's discount window slid by the same amount to 1.25%. This was the first time in 40 years that rates declined below 2%.

In this falling interest-rate environment, we met our first challenge by positioning the Series' weighted average maturity (WAM) longer than that of the average comparable fund as tracked by iMoneyNet. (WAM measures a fund's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held by a fund.) Having a longer than average WAM helped the Series provide a competitive yield during our reporting period.

Prudential California Municipal Fund    California Money Market Series

Semiannual Report    February 28, 2002

We initially lengthened the Series' WAM in September
2001 by investing in tax-exempt commercial paper that matured in two months. In addition, we bought tax-exempt commercial paper that matured around the close of 2001 in order to have enough funds available to meet the Series' anticipated fund outflows at the end of the calendar year.

RIDING OUT THE "JANUARY EFFECT"
Increasing the Series' liquidity also provided us with buying power to take advantage of investment opportunities that arose in December as year-end selling pressure briefly pushed municipal money market yields higher. We bought tax and revenue anticipation notes that mature in one year. These purchases allowed the Series to avoid locking in yields at unattractive levels when the "January effect" temporarily pushed yields lower. The January effect refers to an annual occurrence that drives yields down as investors reinvest cash from coupon payments, bond calls, and maturing bonds.

After the January effect faded, we avoided locking in yields on one-year California securities out of concern that yields would soon head higher if the Fed completed its campaign to ease monetary policy. As it turned out, the Fed did just that. Its assessment of risk to the economy changed from weakness to an even balance between weakness and inflation, suggesting that the Fed might soon start to increase short-term rates. Thus, money market yields rose.

CALIFORNIA BOND RATING LOWERED
Throughout our reporting period, we remained more
deliberative than usual concerning the credit quality
of the California securities that we purchased.
California's financial health weakened amid the
state's energy crisis that has required the
California Department of Water Resources to spend
billions of dollars purchasing electricity for the
state's investor-owned utilities. California's long-
term general obligation (GO) bond rating had already
been downgraded earlier in 2001 to A-plus from AA by
Standard & Poor's, and to
                            www.PruFN.com    (800) 225-1852

Aa3 from Aa2 by Moody's Investors Service. Moody's lowered California's GO bond rating again during our fiscal half-year to A1 from Aa3, noting that, among other factors, the economic slump cut the state's revenue projections.

LOOKING AHEAD
We expect more California securities to be issued in 2002 than were issued in 2001. Plagued by revenue shortfalls, municipalities in the Golden State will be inclined to borrow money while interest rates are still at relatively low levels. Most notably, the state's Department of Water Resources hopes to sell approximately $11 billion of electric-revenue bonds.
The majority of the bond proceeds will be used to repay the state's general fund for electricity purchased during the power shortage. This issue may include short-term bonds that can be purchased by municipal money market funds.

The next major development in our market is tax season, during which shareholders withdraw monies from municipal money market funds to pay their taxes.
We are building up liquidity in the portfolio to prepare the Series to satisfy its tax-time outflows.

Prudential California Municipal Fund Management Team

       Prudential California Municipal Fund     California Money Market Series
             Portfolio of Investments as of February 28, 2002 (Unaudited)

                                                                          Principal
                                     Moody's       Interest    Maturity   Amount         Value
Description (a)                      Rating        Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
ABC Uni. Sch. Dist., Ser. 2001,
 T.R.A.N.                            SP-1+(d)      2.00%       12/19/02   $ 10,000       $ 10,029,944
Alameda Cnty. Ind. Dev. Auth.
 Rev.,
 Niles Machine & Tool Wks.,
 Ser. 00A, F.R.W.D., A.M.T.          A-1+(d)       1.20         3/07/02        475            475,000
 Pacific Paper Tube Proj.,
 Ser. 2001, F.R.W.D., A.M.T.         A-1+(d)       1.20         3/07/02      2,700          2,700,000
Berkeley G.O., Ser. 2001, T.R.A.N.   MIG1          3.00        12/05/02      3,000          3,024,742
California Econ. Dev. Fin. Auth.
 Rev., Mannesmann Dematic Rapistan
 Corp. Proj., Ser. 98, F.R.W.D.,
 A.M.T.                              NR            1.10         3/07/02      3,200          3,200,000
California Edl. Fac. Auth. Rev.,
 Carnegie Institution, Ser. 93B      VMIG1         1.20         3/19/02      5,000          5,000,000
 Carnegie Institution, Ser. 93B      VMIG1         1.25         4/05/02      5,000          5,000,000
California Infrastructure & Econ.
 Dev. Bank, Ind. Dev. Rev.,
 Starter & Alternator Proj., Ser.
 99, F.R.W.D., A.M.T.                A-1+(d)       1.15         3/06/02      5,000          5,000,000
California Poll. Ctrl. Rev. Fin.
 Auth.,
 Burney Forest Prod. Proj.,
 Ser. 88A, F.R.D.D.                  P-1           1.35         3/01/02        900            900,000
 OMS Equity Stanislaus Proj.,
 Ser. 87, F.R.D.D., A.M.T.           A-1+(d)       1.45         3/01/02      3,600          3,600,000
 Wadham Energy, Ser. B, F.R.W.D.,
 A.M.T.                              A-1+(d)       1.25         3/06/02      2,750          2,750,000
 Wadham Energy, Ser. C, F.R.W.D.,
 A.M.T.                              A-1+(d)       1.25         3/06/02     10,650         10,650,000
 Western Sky Dairy Proj.,
 Ser. 2001A, F.R.W.D., A.M.T.        NR            1.05         3/07/02      5,000          5,000,000
California Sch. Cash Reserve Prog.
 Auth., Ser. A, A.M.B.A.C.           MIG1          4.00         7/03/02      5,000          5,022,337
California St. Dept. of Wtr. Res.
 Central Valley Proj. Rev., Wtr.
 Sys., Ser. M                        Aa2           8.50        12/01/02      1,000          1,048,002

    6                                      See Notes to Financial Statements

   Prudential California Municipal Fund     California Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                     Moody's       Interest    Maturity   Amount         Value
Description (a)                      Rating        Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
California St. Pub. Wks. Brd.
 Lease Rev., Various Univ. Cal.
 Projs., Ser. 92A                    NR            6.60%       12/01/02   $    500(c)    $    528,570
California St.,
 Veterans G.O., Ser. 00A,
 M.E.R.L.O.T., A.M.B.A.C.,
 A.M.T.                              VMIG1         1.15         3/06/02      5,000          5,000,000
 G.O., Mun. Secs. Trust Rcpts.,
 Ser. SGA 55, F.R.W.D., F.G.I.C.     A-1+(d)       1.08         3/06/02      4,000          4,000,000
 G.O., Mun. Secs. Trust Rcpts.,
 SGA 135, A.M.B.A.C., F.R.D.D.       A-1+(d)       1.30         3/01/02      1,970          1,970,000
 Putters G.O., Ser. 142, F.G.I.C.,
 F.R.W.D.                            A-1+(d)       1.10         3/07/02      7,000          7,000,000
 Putters G.O., Ser. 239,
 A.M.B.A.C., F.R.W.D.                A-1+(d)       1.13         3/07/02      5,445          5,445,000
California Statewide Cmntys. Dev.
 Auth.,
 Aegis of Aptos Proj., Multi-Fam.
 Rev., Ser. 98Y, F.R.W.D., A.M.T.    A-1+(d)       1.20         3/07/02      7,350          7,350,000
 Dix Metals, Ser. 98B, F.R.W.D.,
 A.M.T.                              NR            1.10         3/06/02      5,045          5,045,000
 Karcher Prop. Inc., Ser. 1994C,
 F.R.W.D., A.M.T.                    VMIG1         1.15         3/06/02      2,000          2,000,000
 Porpak-California Corp., Ser.
 94B, F.R.W.D., A.M.T.               A-1+(d)       1.10         3/06/02      1,600          1,600,000
 Solid Waste Facs. Rev., Chevron
 USA Inc. Proj., F.R.D.D., A.M.T.    NR            1.30         3/01/02      3,500          3,500,000
 Sutter Hlth., Ser. 176, F.R.W.D.,
 F.S.A., C.O.P.
 (cost $10,595,000; purchased
 7/05/01)                            A-1+(d)       2.75         6/20/02     10,595(f)      10,595,000
Clipper T.E.C.P., California Rural
 Home Mtge. Fin. Auth.,
 Ser. 2002-3, C.O.P., A.M.B.A.C.,
 A.M.T., F.R.W.D.                    VMIG1         1.09         3/07/02      6,795          6,795,000

    See Notes to Financial Statements                                      7

   Prudential California Municipal Fund     California Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                     Moody's       Interest    Maturity   Amount         Value
Description (a)                      Rating        Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Contra Costa Cnty., Merrithew Mem.
 Hosp., Ser. 154, F.R.W.D.,
 M.B.I.A., C.O.P.                    VMIG1         1.10%        3/07/02   $  5,995       $  5,995,000
East Bay Mun. Util. Dist., Wtr.
 Sys. Rev., Ser. 1996, F.G.I.C.      Aaa           6.00         6/01/02        600            604,346
Irvine Cal. Impvt. Bond Act of
 1915,
 Assmt. Dist. 87-8, F.R.D.D.         VMIG1         1.30         3/01/02        500            500,000
 Assmt. Dist. 97-17, F.R.D.D.        VMIG1         1.30         3/01/02        900            900,000
Irvine Ranch Cal. Wtr. Dist. Cap.
 Impvt. Proj., Ser. 86, F.R.D.D.,
 C.O.P.                              VMIG1         1.30         3/01/02      1,600          1,600,000
Kern Cnty. Superintendent of
 Schs., Master Lease, Ser. 96A,
 F.R.W.D.                            A-1+(d)       1.05         3/07/02      1,495          1,495,000
Kern High Sch. Dist., G.O., Ser.
 14, M.B.I.A., F.R.W.D.              VMIG1         1.10         3/07/02      2,500          2,500,000
Lassen Mun. Util. Dist. Rev.,
 Rfdg. Rev., Ser. 96A, F.R.W.D.,
 F.S.A., A.M.T.                      VMIG1         1.20         3/07/02      6,100          6,100,000
Long Beach Hbr. Rev., M.B.I.A.,
 A.M.T.                              Aaa           9.00         5/15/02        860            873,141
Los Angeles Cnty. Met. Trans.
 Auth. Sales Tax Rev., Ser. A        A1            7.00         7/01/02      1,140          1,158,171
Los Angeles Cnty. Schs. Pooled
 Fin. Prog., G.O., Ser. A, F.S.A.    SP-1+(d)      3.50         7/01/02      2,250          2,256,003
Los Angeles Dept. of Wtr. & Pwr.,
 Elec. Plant Rev., Ser. 1993         NR            6.125        1/15/03      1,000(c)       1,058,367
 Waterworks Rev., Ser. 99L,
 F.R.W.D., F.G.I.C.                  VMIG1         1.10         3/06/02      1,700          1,700,000
Los Angeles Multi-Fam. Rev.,
 Fountain Park Proj., Ser. 1999P,
 A.M.T., F.R.W.D., F.N.M.A.          A-1+(d)       1.05         3/07/02      4,400          4,400,000
Los Angeles Single Family Home
 Mtge. Rev., Ser. 2001B, A.M.T.      SP-1+(d)      2.75         6/01/02      7,000          7,000,467

    8                                      See Notes to Financial Statements

   Prudential California Municipal Fund     California Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                     Moody's       Interest    Maturity   Amount         Value
Description (a)                      Rating        Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Los Angeles Uni. Sch. Dist.,
 Ser. B, C.O.P., M.B.I.A.            Aaa           5.00%       10/01/02   $  1,450       $  1,473,413
Los Angeles Waste Wtr. Sys. Rev.,
 Ser. 1993A, M.B.I.A.                Aaa           9.00         6/01/02      1,000          1,015,683
Metropolitan Wtr. Dist. So. Cal.,
 Waterworks Rev., Ser. 990,
 F.R.W.D., M.E.R.L.O.T.              VMIG1         1.10         3/06/02      7,500          7,500,000
 Waterworks Rev., Ser. 00B-3,
 F.R.D.D.                            VMIG1         1.30         3/01/02      1,900          1,900,000
 Waterworks Rev., Ser. C, F.R.W.D.   VMIG1         1.15         3/07/02      9,100          9,100,000
Millbrae Elem. Sch. Dist., Fin.
 Proj., Ser. 1992, C.O.P.            NR            6.90         3/01/02      1,480(c)       1,509,600
Municipal Secs. Trust Certs.
 Los Angeles Uni. Sch. Dist., Ser.
 2001-135, Cl. A, F.G.I.C.,
 F.R.D.D.                            A-1(d)        1.30         3/01/02     11,495         11,495,000
 San Francisco Airport Comm., Ser.
 2001-136, Cl. A, F.G.I.C.,
 F.R.D.D.                            A-1(d)        1.30         3/01/02        800            800,000
Napa Wtr. Rev. Rfdg., Ser. 01,
 M.B.I.A.                            Aaa           3.25         5/01/02      1,020          1,020,749
Oakland Rev., Ser. 00M,
 F.R.W.D.S., A.M.B.A.C.,
 M.E.R.L.O.T.                        VMIG1         1.10         3/06/02      1,500          1,500,000
Ontario Rev., Hsg. Fin., Ser. 97A,
 F.R.W.D., A.M.T.                    A-1+(d)       1.10         3/07/02      2,900          2,900,000
Puerto Rico Highway & Trans.
 Auth., Trans. Rev., Ser. FFF,
 M.B.I.A., M.E.R.L.O.T.              VMIG1         1.05         3/06/02      2,500          2,500,000
Roaring Fork Mun. Prods. LLC,
 Cedar Springs Apt., Ser. 01-12,
 F.R.W.D., A.M.T., F.N.M.A.          NR            1.14         3/07/02      9,560          9,560,000
 Rural Home Mtge. Fin. Auth.,
 Ser. 01-2, F.R.W.D., A.M.T.,
 F.N.M.A.                            NR            1.14         3/07/02      5,945          5,945,000

    See Notes to Financial Statements                                      9

   Prudential California Municipal Fund     California Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                     Moody's       Interest    Maturity   Amount         Value
Description (a)                      Rating        Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
 Sacramento Hsg. Auth.,
 Ser. 00-22, F.R.W.D., A.M.T.,
 F.N.M.A., G.N.M.A.                  NR            1.14%        3/07/02   $ 12,160       $ 12,160,000
Rubidoux Cmnty. Svcs. Dist. Wtr.
 Sys. Impvt. Proj., A.M.B.A.C.,
 C.O.P.                              NR            6.20        12/01/02      2,510(c)       2,645,099
Sacramento Cnty. Sanit. Dist.,
 Ser. SSS, F.R.W.D., M.E.R.L.O.T.    VMIG1         1.10         3/06/02      2,300(c)       2,300,000
San Diego Cnty. Uni. Port Dist.,
 Lindbergh Field, Ser. 1311          NR            1.10         3/18/02      1,500          1,500,000
San Diego Uni. Sch. Dist., Mun.
 Secs. Tr. Rcpts., SGA 120,
 M.B.I.A., F.R.W.D.                  A-1+(d)       1.08         3/06/02      5,000          5,000,000
San Francisco City & Cnty. Uni.
 Sch. Dist., G.O., T.R.A.N.          MIG1          2.50        12/10/02      5,500          5,533,656
San Joaquin Hills Trans. Corridor
 Agy. Toll Rd. Rev., Sr. Lien        NR            7.00         1/01/03      1,000(c)       1,061,721
San Jose Redev. Agcy. Rev., Tax
 Alloc., Ser. 149, F.R.W.D.,
 A.M.T., M.B.I.A.                    VMIG1         1.14         3/07/02        645            645,000
San Leandro Multi-Fam. Hsg. Rev.,
 Carlton Plaza of San Leandro.,
 Ser. A, F.R.W.D., A.M.T.            A-1+(d)       1.55         3/07/02      4,000          4,000,000
San Mateo Cnty., Multi-Fam. Hsg.
 Rev., Pacific Oaks Apts. Proj.,
 Ser. 87A, F.R.W.D., A.M.T.          VMIG1         1.20         3/06/02      2,600          2,600,000
Santa Rosa Hsg. Auth. Multi-Fam.
 Hsg. Rev., Apple Creek Apts.,
 Ser. E, F.R.W.D.                    A-1+(d)       2.55         3/06/02     10,000         10,000,000
Southern California Home Fin.
 Auth. Single Family Mtge. Rev.,
 Ser. A-3, A.M.T., G.N.M.A.,
 F.N.M.A., F.H.L.M.C.                NR            2.55         7/15/02      2,500          2,500,000
Univ. Rev.,
 Mulitple Purp. Proj., Ser. A        NR            6.875        9/01/02        750(c)         784,374
 Multiple Purp. Proj., Ser. D        NR            6.00         9/01/02      1,100(c)       1,145,914
Val Verde Uni. Sch. Dist., Ser. A,
 F.S.A., C.O.P.                      VMIG1         1.10         3/07/02      3,745          3,745,000

    10                                     See Notes to Financial Statements

   Prudential California Municipal Fund     California Money Market Series
         Portfolio of Investments as of February 28, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                     Moody's       Interest    Maturity   Amount         Value
Description (a)                      Rating        Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Walnut Valley Uni. Sch. Dist.,
 Sch. Fac. Bridge Fdg. Prog., Ser.
 1998, F.R.W.D., F.S.A., C.O.P.      VMIG1         1.15%        3/07/02   $  3,000       $  3,000,000
                                                                                         ------------
Total Investments  100.4%
 (cost $279,209,299(e))                                                                   279,209,299
Liabilities in excess of other
 assets  (0.4)%                                                                            (1,013,642)
                                                                                         ------------
Net Assets  100%                                                                         $278,195,657
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     C.O.P.--Certificate of Participation.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.H.L.M.C.--Federal Home Loan Mortgage Corporation.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
     F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic Note(b).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage Corporation.
     G.O.--General Obligation.
     LLC--Limited Liability Company.
     M.B.I.A.--Municipal Bond Insurance Association.
     M.E.R.L.O.T.--Municipal Exempt Receipt--Liquid Optional Tender.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(f) Indicates a security restricted as to resale. The aggregate cost of such securities was $10,595,000. The aggregate value of $10,595,000 was approximately 3.8% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     11

      Prudential California Municipal Fund     California Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 279,209,299
Cash                                                                      31,811
Receivable for Series shares sold                                      2,259,073
Interest receivable                                                    1,217,003
Prepaid expenses                                                           4,780
                                                                 -----------------
      Total assets                                                   282,721,966
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   4,284,268
Management fee payable                                                   106,577
Accrued expenses                                                          71,511
Distribution fee payable                                                  26,644
Dividends payable                                                         22,316
Deferred trustee's fees                                                   14,993
                                                                 -----------------
      Total liabilities                                                4,526,309
                                                                 -----------------
NET ASSETS                                                         $ 278,195,657
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   2,781,957
   Paid-in capital in excess of par                                  275,413,700
                                                                 -----------------
Net assets, February 28, 2002                                      $ 278,195,657
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($278,195,657 / 278,195,657 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                     $ 2,679,343
                                                                 -----------------
Expenses
   Management fee                                                       721,924
   Distribution fee                                                     180,481
   Custodian's fees and expenses                                         38,000
   Reports to shareholders                                               33,000
   Transfer agent's fees and expenses                                    30,000
   Registration fees                                                     21,000
   Legal fees and expenses                                               19,000
   Trustees' fees                                                         8,000
   Audit fee                                                              7,000
   Miscellaneous                                                          3,567
                                                                 -----------------
      Total expenses                                                  1,061,972
   Less: Custodian fee credit (Note 1)                                     (697)
                                                                 -----------------
       Net expenses                                                   1,061,275
                                                                 -----------------
Net investment income                                                 1,618,068
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              8,663
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,626,731
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund     California Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months             Year
                                                     Ended               Ended
                                               February 28, 2002    August 31, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   1,618,068      $     7,292,952
   Net realized gain (loss) on investment
      transactions                                       8,663               (3,350)
                                               -----------------    ---------------
   Net increase in net assets resulting from
      operations                                     1,626,731            7,289,602
                                               -----------------    ---------------
Dividends and distributions (Note 1)                (1,626,731)          (7,289,602)
                                               -----------------    ---------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                   547,591,129        1,339,520,004
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  1,614,688            7,060,745
   Cost of shares reacquired                      (565,195,711)      (1,327,962,334)
                                               -----------------    ---------------
   Net increase (decrease) in net assets
      from Series share transactions               (15,989,894)          18,618,415
                                               -----------------    ---------------
Total increase (decrease)                          (15,989,894)          18,618,415
NET ASSETS
Beginning of period                                294,185,551          275,567,136
                                               -----------------    ---------------
End of period                                    $ 278,195,657      $   294,185,551
                                               -----------------    ---------------
                                               -----------------    ---------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series: California Series, California Income Series and California Money Market Series (the 'Series'). These financial statements relate to California Money Market Series. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 3, 1989.

      The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from California state and federal income taxes with the minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Series at February 28, 2002 includes registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to
                                                                          15

       Prudential California Municipal Fund     California Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' shares pursuant to a plan of distribution regardless of expenses actually incurred by PIMS. The Series pays PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

       Prudential California Municipal Fund     California Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2002, the Series incurred fees of approximately $28,700 for the services of PMFS. As of February 28, 2002, approximately $4,900 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Prudential California Municipal Fund     California Money Market Series
             Financial Highlights (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                               .01
Dividends and distributions                                               (.01)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL INVESTMENT RETURN(a):                                                .57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 278,196
Average net assets (000)                                             $ 291,163
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .74%(b)
   Expenses, excluding distribution and service (12b-1) fees               .61%(b)
   Net investment income                                                  1.12%(b)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund     California Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .03                  .03                  .02                  .03                  .03
        (.03)                (.03)                (.02)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        2.65%                2.83%                2.34%                2.81%                2.85%
    $294,186             $275,567             $265,473             $301,278             $285,280
    $281,475             $299,602             $289,155             $287,250             $277,720
         .73%                 .70%                 .71%                 .72%                 .73%
         .60%                 .58%                 .59%                 .60%                 .61%
        2.59%                2.77%                2.30%                2.77%                2.80%

    See Notes to Financial Statements                                     19

Prudential California Municipal Fund    California Money Market Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                            www.PruFN.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Nasdaq     CUSIP
------     ----
PCLXX    744313503

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL (LOGO)

Nasdaq     CUSIP
------     -----
PCLXX    744313503

MF139E2    IFS-A070342

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.